UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05104
Capital World Bond Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class A
| CWBFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.99%
Management's discussion of fund performance
The fund’s Class A shares lost 3.24% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration
positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class A (with sales charge) *	(6.88) %	(3.26) %	(0.57) %
Capital World Bond Fund — Class A (without sales charge) *	(3.24) %	(2.52) %	(0.19) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Ke
y
fund
statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class C
| CWBCX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 167	1.70%
Management's discussion of fund performance
The fund’s Class C shares lost 3.94% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class C (with sales charge) *	(4.88) %	(3.23) %	(0.81) %
Capital World Bond Fund — Class C (without sales charge) *	(3.94) %	(3.23) %	(0.81) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. An
y m
arket index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class T
| TWCWX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 71	0.72%
Management's discussion of fund performance
The fund’s Class T shares lost 3.05% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class T (with sales charge) 2	(5.50) %	(2.80) %	(0.40) %
Capital World Bond Fund — Class T (without sales charge) 2	(3.05) %	(2.30) %	(0.07) %
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.10%
Consumer Price Index 3	2.89%	4.20%	3.39%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect app lica
ble fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-1
| WBFFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 102	1.04%
Management's discussion of fund performance
The fund’s Class F-1 shares lost 3.30% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for a dditiona
l periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class F-1 *	(3.30) %	(2.54) %	(0.20) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have bee
n lo
wer.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-2
| BFWFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 59	0.60%
Management's discussion of fund performance
The fund’s Class F-2 shares lost 2.92% for the yea
r ende
d December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weig hte
d average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class F-2 *	(2.92) %	(2.18) %	0.13%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-3
| WFBFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 47	0.48%
Management's discussion of fund performance
The fund’s Class F-3 shares lost 2.75% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class F-3 2	(2.75) %	(2.06) %	0.38%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.29%
Consumer Price Index 3	2.89%	4.20%	3.36%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio hold
ings by
asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-A
| CCWAX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 99	1.01%
Management's discussion of fund performance
The fund’s Class 529-A shares lost 3.31% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-A (with sales charge) *	(6.72) %	(3.24) %	(0.60) %
Capital World Bond Fund — Class 529-A (without sales charge) *	(3.31) %	(2.55) %	(0.24) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of L
abor
Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-C
| CCWCX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 171	1.75%
Management's discussion of fund performance
The fund’s Class 529-C shares lost 4.02% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-C (with sales charge) *	(4.96) %	(3.28) %	(0.62) %
Capital World Bond Fund — Class 529-C (without sales charge) *	(4.02) %	(3.28) %	(0.62) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Inde
x Services L
td and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-E
| CCWEX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 112	1.14%
Management's discussion of fund performance
The fund’s Class 529-E shares lost 3.41% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-E *	(3.41) %	(2.68) %	(0.40) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by a
sset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-T
| TWCBX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 77	0.78%
Management's discussion of fund performance
The fund’s Class 529-T shares lost 3.10% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class 529-T (with sales charge) 2	(5.55) %	(2.85) %	(0.45) %
Capital World Bond Fund — Class 529-T (without sales charge) 2	(3.10) %	(2.36) %	(0.12) %
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.10%
Consumer Price Index 3	2.89%	4.20%	3.39%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by as
set ty
pe
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-1
| CCWFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 82	0.83%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares lost 3.16% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class 529-F-1 *	(3.16) %	(2.39) %	(0.05) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market
index sho
wn is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-2
| FCWBX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 63	0.64%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares lost 2.91% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital World Bond Fund — Class 529-F-2 2	(2.91) %	(3.89) %
Bloomberg Global Aggregate Index 3	(1.69) %	(3.66) %
Consumer Price Index 3	2.89%	4.72%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio hol
dings
by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-3
| FWBCX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last
year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 52	0.53%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares lost 2.91% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital World Bond Fund — Class 529-F-3 2	(2.91) %	(3.84) %
Bloomberg Global Aggregate Index 3	(1.69) %	(3.66) %
Consumer Price Index 3	2.89%	4.72%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-1
| RCWAX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 154	1.57%
Management's discussion of fund performance
The fund’s Class R-1 shares lost 3.83% for the year ended December 31, 2024. That result compares with
a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-1 *	(3.83) %	(3.14) %	(0.87) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2
| RCWBX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 155	1.58%
Management's discussion of fund performance
The fund’s Class R-2 shares lost 3.85% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-2 *	(3.85) %	(3.14) %	(0.87) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2E
| RCEBX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 127	1.29%
Management's discussion of fund performance
The fund’s Class R-2E shares lost 3.55% for the year ended December 31, 2024. That result compares wit
h a 1.6
9% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weigh ed on
results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-2E *	(3.55) %	(2.86) %	(0.51) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-3
| RCWCX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 111	1.13%
Management's discussion of fund performance
The fund’s Class R-3 shares lost 3.39% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total r
et
urns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-3 *	(3.39) %	(2.70) %	(0.41) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in mi lli ons)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-4
| RCWEX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(
based
on a hyp
othet
ical $10,000
investmen
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 82	0.83%
Management's discussion of fund performance
The fund’s Class R-4 shares lost 3.15% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-4 *	(3.15) %	(2.41) %	(0.11) %
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5E
| RCWHX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a
h
ypoth
etical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 63	0.64%
Management's discussion of fund performance
The fund’s Class R-5E shares lost 2.96% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Capital World Bond Fund — Class R-5E 2	(2.96) %	(2.21) %	0.50%
Bloomberg Global Aggregate Index 3	(1.69) %	(1.96) %	0.55%
Consumer Price Index 3	2.89%	4.20%	3.18%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millio ns)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5
| RCWFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hyp
otheti
cal $1
0,000 investme
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$53	0.54%
Management's discussion of fund performance
The fund’s Class R-5 shares lost 2.86% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-5 *	(2.86) %	(2.12) %	0.19%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio hol
dings b
y asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-031-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-6
| RCWGX
for the year ended December 31, 2024
This annual shareholder report contains important information about Capital World Bond Fund (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hyp
o
thetic
al $
10,000
in
vestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 48	0.49%
Management's discussion of fund performance
The fund’s Class R-6 shares lost 2.80% for the year ended December 31, 2024. That result compares with a 1.69% loss for the Bloomberg Global Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s less-than-benchmark holdings in Japanese government bonds contributed to returns, as did its greater-than-benchmark holdings in the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae). Off-benchmark allocations to Egyptian government bonds and the Mexican state oil company Petróleos Mexicanos also contributed to the fund’s results. Sector and currency allocations further supported comparative returns
Conversely, the fund’s off-benchmark allocation to Brazilian government bonds weighed on results. Less-than-benchmark positions in uniform mortgage-backed securities (MBS) and U.S. Treasury bonds were also notable detractors from comparative returns. In addition, currency management and duration positioning weighed on the fund’s results. Duration positioning refers to the strategic management of a portfolio's overall sensitivity to interest rate changes by adjusting the weighted average duration of its constituent bonds.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Capital World Bond Fund — Class R-6 *	(2.80) %	(2.06) %	0.25%
Bloomberg Global Aggregate Index †	(1.69) %	(1.96) %	0.15%
Consumer Price Index †	2.89%	4.20%	3.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 10,209
Total number of portfolio holdings	2,350
Total advisory fees paid (in millions)	$ 43
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	60%
Portfolio holdings by asset type
 (percent of net assets)
*
Less than 0.01%.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-031-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	376,000	3,000	13,000	None
December 31, 2023	27,000	2,000	11,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	2,151,000	None	11,000
December 31, 2023	Not Applicable	1,979,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	2,178,000
December 31, 2023	1,992,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-031-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 93.13%		Principal amount (000)	Value (000)
Euros 17.52%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR23,220	$21,907
	AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[1]	2,300	2,363
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	2,005	2,317
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]	1,480	1,625
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	4,575	4,836
	Altria Group, Inc. 2.20% 6/15/2027	4,275	4,366
	American Medical Systems Europe BV 1.375% 3/8/2028	940	932
	American Tower Corp. 0.45% 1/15/2027	1,086	1,073
	American Tower Corp. 0.875% 5/21/2029	1,543	1,457
	American Tower Corp. 4.625% 5/16/2031	411	456
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	675
	Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,061	1,085
	Arkema SA 4.80% perpetual bonds (5-year EUR-ICE Swap EURIBOR + 2.035% on 3/25/2029)[1]	1,800	1,924
	AT&T, Inc. 3.55% 11/18/2025	2,970	3,096
	AT&T, Inc. 2.05% 5/19/2032	6,250	5,973
	AT&T, Inc. 4.30% 11/18/2034	1,450	1,596
	AT&T, Inc. 3.15% 9/4/2036	965	953
	AT&T, Inc. 2.60% 5/19/2038	685	627
	Austria (Republic of) 0% 2/20/2031	12,975	11,521
	Austria (Republic of) 0.90% 2/20/2032	2,475	2,278
	Austria (Republic of) 2.90% 2/20/2034	1,340	1,402
	Austria (Republic of) 0.70% 4/20/2071	290	139
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	22,800	25,029
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	9,500	10,573
	Banco Santander, SA 3.25% 4/4/2026	7,200	7,486
	Bank Gospodarstwa Krajowego 4.25% 9/13/2044	1,920	1,965
	Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	3,140	2,986
	Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026)[1]	4,000	4,025
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	1,500	1,557
	BAT International Finance PLC 2.75% 3/25/2025	3,500	3,623
	Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	1,020	927
	Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	2,150	1,866
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	12,360	12,933
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	1,870	1,916
	Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	765	558
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	370	366
	Belgium (Kingdom of), Series 101, 3.50% 6/22/2055	315	322
	BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027)[1]	1,500	1,513
	BP Capital Markets PLC 1.231% 5/8/2031	3,200	2,946
	BPCE SA 1.00% 4/1/2025	10,900	11,235
	BPCE SA 4.50% 1/13/2033	8,800	9,582
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	24,340	24,769
	Bulgaria (Republic of) 4.50% 1/27/2033	2,788	3,141
	CaixaBank, SA 1.375% 6/19/2026	9,800	9,959
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	16,200	16,712
	CaixaBank, SA 6.125% 5/30/2034 (5-year EUR Mid-Swap + 3.00% on 5/30/2029)[1]	2,500	2,819
	Capital One Financial Corp. 1.65% 6/12/2029	2,873	2,797
	Carrier Global Corp. 4.125% 5/29/2028	1,500	1,618
	Carrier Global Corp. 4.50% 11/29/2032	170	189
	Celanese US Holdings, LLC 4.777% 7/19/2026	2,075	2,184
	Coca-Cola Co. 3.375% 8/15/2037	1,425	1,482
	Comcast Corp. 0% 9/14/2026	6,650	6,585
	Comcast Corp. 0.25% 5/20/2027	6,700	6,555
	Comcast Corp. 0.25% 9/14/2029	3,705	3,415

Capital World Bond Fund	1

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	EUR16,000	$17,427
	Cote d’Ivoire (Republic of) 6.875% 10/17/2040	11,600	10,431
	Daimler Truck International Finance BV 1.625% 4/6/2027	1,000	1,010
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	25,900	24,744
	Deutsche Telekom AG 1.375% 7/5/2034	2,030	1,831
	Dow Chemical Co. (The) 1.125% 3/15/2032	1,000	892
	Dow Chemical Co. (The) 1.875% 3/15/2040	500	398
	E.ON SE 1.625% 3/29/2031	5,260	5,004
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	12,400	12,180
	Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	6,800	6,893
	Electricite de France SA 3.00% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.198% on 12/3/2027)[1]	800	802
	Electricité de France SA 3.375% perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030)[1]	400	387
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	4,000	4,581
	Enel SpA 3.50% 12/31/2079 (5-year EUR Mid-Swap + 3.564% on 5/24/2025)[1]	1,245	1,291
	Equinix Europe 2 Financing Corp., LLC 3.65% 9/3/2033	6,070	6,325
	Equinix Europe 2 Financing Corp., LLC 3.625% 11/22/2034	11,725	12,116
	Equinix, Inc. 0.25% 3/15/2027	7,155	7,005
	Equinix, Inc. 1.00% 3/15/2033	1,290	1,110
	Estonia (Republic of) 4.00% 10/12/2032	1,010	1,127
	Estonia (Republic of) 3.25% 1/17/2034	1,290	1,352
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	17,000	20,503
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	6,100	6,868
	Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]	1,695	1,907
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[1]	297	314
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	14,468	15,944
	European Financial Stability Facility 0.40% 2/17/2025	26,000	26,853
	European Investment Bank 0% 1/14/2031	2,020	1,803
	European Investment Bank 0.25% 1/20/2032	39,400	34,825
	European Investment Bank 1.50% 6/15/2032	6,160	5,920
	European Union 0% 11/4/2025	350	356
	European Union 0% 3/4/2026	3,590	3,628
	European Union 2.875% 12/6/2027	8,230	8,662
	European Union 0% 6/2/2028	19,680	18,841
	European Union 0% 10/4/2028	800	758
	European Union 0% 7/4/2031	4,680	4,097
	European Union 2.50% 12/4/2031	8,140	8,350
	European Union 3.00% 12/4/2034	2,518	2,630
	European Union 0% 7/4/2035	1,355	1,038
	European Union 0.20% 6/4/2036	11,650	8,909
	European Union 3.375% 10/4/2039	10,870	11,480
	European Union 2.625% 2/4/2048	400	371
	European Union 3.375% 10/5/2054	3,790	3,898
	Evonik Industries AG 1.375% 9/2/2081 (5-year EUR Mid-Swap + 1.836% on 12/2/2026)[1]	5,000	4,959
	Ford Motor Credit Co., LLC 5.125% 2/20/2029	640	698
	Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,278
	French Republic O.A.T. 0% 2/25/2027	2,000	1,973
	French Republic O.A.T. 2.75% 2/25/2029	12,100	12,603
	French Republic O.A.T. 0% 11/25/2030	75,900	66,973
	French Republic O.A.T. 2.00% 11/25/2032	13,335	12,848
	French Republic O.A.T. 3.00% 5/25/2033	5,170	5,328
	French Republic O.A.T. 3.50% 11/25/2033	4,430	4,726
	French Republic O.A.T. 1.25% 5/25/2034	300	263
	French Republic O.A.T. 3.00% 11/25/2034	48,968	49,939
	French Republic O.A.T. 0.50% 5/25/2040	7,100	4,790
	French Republic O.A.T. 0.75% 5/25/2052	21,080	11,127
	French Republic O.A.T. 3.00% 5/25/2054	450	408
	French Republic O.A.T. 1.75% 5/25/2066	290	183
	General Motors Financial Co., Inc. 4.00% 7/10/2030[2]	2,200	2,350
	Germany (Federal Republic of) 2.50% 3/13/2025	40,550	42,002

2	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Germany (Federal Republic of) 0% 10/9/2026	EUR1,500	$1,500
	Germany (Federal Republic of) 0% 4/16/2027	5	5
	Germany (Federal Republic of) 0% 11/15/2027	17,550	17,177
	Germany (Federal Republic of) 2.10% 4/12/2029	9,350	9,679
	Germany (Federal Republic of) 2.10% 11/15/2029	25,091	25,932
	Germany (Federal Republic of) 1.70% 8/15/2032	44,765	44,712
	Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,077
	Germany (Federal Republic of) 2.20% 2/15/2034	5,000	5,124
	Germany (Federal Republic of) 0% 8/15/2050	25,740	14,075
	Germany (Federal Republic of) 2.50% 8/15/2054	350	357
	Greece (Hellenic Republic of) 3.875% 6/15/2028	15,570	16,935
	Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,200
	Greece (Hellenic Republic of) 0.75% 6/18/2031	9,150	8,316
	Greece (Hellenic Republic of) 4.25% 6/15/2033	4,440	4,975
	Greece (Hellenic Republic of) 3.375% 6/15/2034	19,800	20,753
	Greece (Hellenic Republic of) 4.125% 6/15/2054	970	1,045
	Grifols, SA 3.875% 10/15/2028	250	235
	Grifols, SA 7.50% 5/1/2030	960	1,044
	Honeywell International, Inc. 3.375% 3/1/2030	1,500	1,576
	Honeywell International, Inc. 0.75% 3/10/2032	1,990	1,756
	Honeywell International, Inc. 4.125% 11/2/2034	2,000	2,179
	Honeywell International, Inc. 3.75% 3/1/2036	1,000	1,042
	Hungary (Republic of), Series Y, 4.00% 7/25/2029	390	411
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	6,100	7,074
	Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,526
	Ireland (Republic of) 0.20% 5/15/2027	30	30
	Ireland (Republic of) 0% 10/18/2031	19,660	17,270
	Ireland (Republic of) 2.60% 10/18/2034	11,380	11,778
	Ireland (Republic of) 3.00% 10/18/2043	13,990	14,817
	Ireland (Republic of) 1.50% 5/15/2050	3,290	2,570
	Johnson Controls International PLC 3.125% 12/11/2033	2,500	2,539
	KfW 0.125% 6/30/2025	4,585	4,693
	Lithuania (Republic of) 3.50% 7/3/2031	6,825	7,311
	Lithuania (Republic of) 3.875% 6/14/2033	2,000	2,195
	Lithuania (Republic of) 3.50% 2/13/2034	7,040	7,461
	Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[1]	438	464
	Luxembourg (Grand Duchy of) 0% 9/14/2032	271	230
	Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,509
	Mastercard, Inc. 1.00% 2/22/2029	2,150	2,088
	McDonalds Corp. 4.00% 3/7/2030[2]	1,100	1,194
	Medtronic Global Holdings SCA 1.125% 3/7/2027	2,020	2,024
	Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	7,073
	Medtronic Global Holdings SCA 1.375% 10/15/2040	1,095	832
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	4,740	4,895
	MPT Operating Partnership, LP 3.325% 3/24/2025	225	225
	MPT Operating Partnership, LP 0.993% 10/15/2026	225	197
	Nasdaq, Inc. 4.50% 2/15/2032	1,880	2,082
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	7,625	9,099
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	8,365	7,894
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	1,190	1,159
	Orange 2.00% 1/15/2029	400	403
	Orange 0.75% 6/29/2034	900	747
	Orange 3.875% 9/11/2035	3,300	3,587
	Philip Morris International, Inc. 3.75% 1/15/2031	3,780	4,003
	Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,245
	Philippines (Republic of) 0.70% 2/3/2029	3,480	3,244
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[1]	140	162
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]	1,640	1,799
	Portugal Republic 3.625% 6/12/2054	700	752
	Portugal Republic 2.125% 10/17/2028	2,280	2,357
	Portugal Republic 1.95% 6/15/2029	60	61
	Portugal Republic 0.475% 10/18/2030	9,770	9,103
	Portugal Republic 1.65% 7/16/2032	5,020	4,878

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Portugal Republic 2.875% 10/20/2034	EUR5,680	$5,897
	Portugal Republic 3.50% 6/18/2038	21,170	22,949
	Prologis Euro Finance, LLC 4.625% 5/23/2033	250	280
	Prologis Euro Finance, LLC 4.25% 1/31/2043	1,600	1,719
	Public Storage Operating Co. 0.50% 9/9/2030	2,490	2,235
	Quebec (Province of) 0.25% 5/5/2031	5,980	5,282
	Quebec (Province of) 0.50% 1/25/2032	7,700	6,781
	Quebec (Province of) 3.35% 7/23/2039	29,030	30,250
	Republic of Italy 1.45% 5/15/2025	17,030	17,576
	Republic of Italy 3.10% 8/28/2026	11,740	12,298
	Republic of Italy 1.10% 4/1/2027	18,070	18,191
	Republic of Italy 2.80% 12/1/2028	28,044	29,264
	Republic of Italy 3.35% 7/1/2029	2,540	2,691
	Republic of Italy 1.35% 4/1/2030	690	662
	Republic of Italy 1.65% 12/1/2030	10,580	10,171
	Republic of Italy 0.90% 4/1/2031	43,990	40,058
	Republic of Italy 0.95% 12/1/2031	11,950	10,734
	Republic of Italy 4.20% 3/1/2034	60,543	66,696
	Republic of Italy 1.45% 3/1/2036	10,480	8,776
	Republic of Italy 1.80% 3/1/2041	38,570	30,198
	Republic of Italy 4.45% 9/1/2043	1,770	1,951
	Republic of Italy 2.15% 9/1/2052	2,330	1,683
	Republic of Italy 4.50% 10/1/2053	350	387
	Republic of Italy 4.30% 10/1/2054	30,820	32,702
	Romania 3.624% 5/26/2030	4,599	4,479
	Romania 5.375% 3/22/2031	2,839	2,945
	Romania 5.625% 5/30/2037	2,980	2,964
	Romania 5.625% 5/30/2037	1,975	1,964
	Romania 6.00% 9/24/2044	5,000	4,998
	Senegal (Republic of) 5.375% 6/8/2037	15,425	11,333
	Slovak Republic 3.75% 3/6/2034	4,118	4,395
	Spain (Kingdom of) 0% 1/31/2027	7,212	7,130
	Spain (Kingdom of) 0.80% 7/30/2027	13,890	13,842
	Spain (Kingdom of) 0% 1/31/2028	2,880	2,775
	Spain (Kingdom of) 1.40% 7/30/2028	81,195	81,270
	Spain (Kingdom of) 1.45% 4/30/2029	10,215	10,142
	Spain (Kingdom of) 1.25% 10/31/2030	2,762	2,648
	Spain (Kingdom of) 0.50% 10/31/2031	955	855
	Spain (Kingdom of) 0.70% 4/30/2032	4,145	3,701
	Spain (Kingdom of) 3.15% 4/30/2033	9,330	9,842
	Spain (Kingdom of) 3.55% 10/31/2033	36,291	39,291
	Spain (Kingdom of) 3.25% 4/30/2034	15,800	16,671
	Spain (Kingdom of) 3.45% 10/31/2034	2,920	3,124
	Spain (Kingdom of) 1.85% 7/30/2035	260	239
	Spain (Kingdom of) 3.90% 7/30/2039	7,646	8,390
	Spain (Kingdom of) 3.45% 7/30/2043	3,710	3,797
	Spain (Kingdom of) 2.70% 10/31/2048	8,240	7,362
	Spain (Kingdom of) 1.00% 10/31/2050	1,000	597
	Spain (Kingdom of) 1.90% 10/31/2052	30	22
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	2,050	2,109
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	801
	Stryker Corp. 0.75% 3/1/2029	5,230	4,982
	Stryker Corp. 1.00% 12/3/2031	2,410	2,181
	Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,185
	Telefonica Emisiones SAU 4.055% 1/24/2036	1,700	1,810
	Thermo Fisher Scientific (Finance I) BV 1.625% 10/18/2041	530	405
	T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,492
	TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027)[1]	3,900	3,904
	Verallia SAS 3.875% 11/4/2032	9,900	10,219
	Veralto Corp. 4.15% 9/19/2031	1,000	1,076
	Verizon Communications, Inc. 1.25% 4/8/2030	6,000	5,691
	Verizon Communications, Inc. 4.25% 10/31/2030	470	517
	Verizon Communications, Inc. 3.50% 6/28/2032	510	537
	Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,009

4	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Verizon Communications, Inc. 3.75% 2/28/2036	EUR790	$831
	Wellcome Trust, Ltd. (The) 1.125% 1/21/2027	3,000	3,006
	Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[1,2]	10,345	11,017
			1,788,197

Japanese yen 7.24%
	Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY700,000	4,422
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	1,900,000	12,040
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	12,601
	Japan, Series 338, 0.40% 3/20/2025	957,700	6,090
	Japan, Series 341, 0.30% 12/20/2025	2,274,300	14,437
	Japan, Series 346, 0.10% 3/20/2027	18,268,000	114,915
	Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,282
	Japan, Series 352, 0.10% 9/20/2028	4,275,050	26,619
	Japan, Series 358, 0.10% 3/20/2030	1,606,000	9,875
	Japan, Series 26, 0.005% 3/10/2031[3]	1,302,863	8,744
	Japan, Series 362, 0.10% 3/20/2031	4,063,250	24,764
	Japan, Series 363, 0.10% 6/20/2031	850,000	5,166
	Japan, Series 374, 0.80% 3/20/2034	500,000	3,116
	Japan, Series 376, 0.90% 9/20/2034	16,674,200	104,220
	Japan, Series 152, 1.20% 3/20/2035	7,923,300	50,718
	Japan, Series 161, 0.60% 6/20/2037	1,705,300	9,926
	Japan, Series 162, 0.60% 9/20/2037	2,020,000	11,701
	Japan, Series 173, 0.40% 6/20/2040	462,750	2,461
	Japan, Series 176, 0.50% 3/20/2041	741,900	3,947
	Japan, Series 182, 1.10% 9/20/2042	4,065,000	23,282
	Japan, Series 185, 1.10% 6/20/2043	1,697,950	9,614
	Japan, Series 186, 1.50% 9/20/2043	9,259,800	55,943
	Japan, Series 187, 1.30% 12/20/2043	523,600	3,049
	Japan, Series 188, 1.60% 3/20/2044	500,000	3,054
	Japan, Series 53, 0.60% 12/20/2046	6,486,800	31,160
	Japan, Series 37, 0.60% 6/20/2050	5,218,850	23,386
	Japan, Series 70, 0.70% 3/20/2051	2,521,150	11,424
	Japan, Series 73, 0.70% 12/20/2051	6,733,600	30,013
	Japan, Series 74, 1.00% 3/20/2052	1,353,400	6,529
	Japan, Series 76, 1.40% 9/20/2052	105,000	557
	Japan, Series 77, 1.60% 12/20/2052	1,516,250	8,426
	Japan, Series 79, 1.20% 6/20/2053	1,328,900	6,647
	Japan, Series 81, 1.60% 12/20/2053	1,813,900	9,991
	Japan, Series 84, 2.10% 9/20/2054	13,696,600	84,295
			739,414

Chinese yuan renminbi 3.53%
	China (People’s Republic of), Series INBK, 2.69% 8/12/2026	CNY99,400	13,964
	China (People’s Republic of), Series INBK, 2.48% 4/15/2027	420	59
	China (People’s Republic of), Series INBK, 2.55% 10/15/2028	97,310	13,912
	China (People’s Republic of), Series INBK, 2.37% 1/15/2029	192,000	27,301
	China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	11,136
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	147,530	21,751
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	146,680	21,934
	China (People’s Republic of), Series INBK, 2.67% 11/25/2033	30,000	4,432
	China (People’s Republic of), Series INBK, 2.27% 5/25/2034	620,920	89,424
	China (People’s Republic of), Series INBK, 2.11% 8/25/2034	766,000	108,881
	China (People’s Republic of), Series INBK, 2.33% 8/15/2044	39,000	5,637
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	13,170	2,443
	China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,844
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	74,750	12,609
	China (People’s Republic of), Series INBK, 3.19% 4/15/2053	103,110	17,710
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	31,380	5,253
	China Development Bank Corp., Series 2004, 3.43% 1/14/2027	9,380	1,338
			360,628

British pounds 3.32%
	Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP4,500	5,451
	Asian Development Bank 1.125% 6/10/2025	2,860	3,525
	Fiserv, Inc. 2.25% 7/1/2025	150	185
	Ford Motor Credit Co., LLC 5.625% 10/9/2028	1,400	1,743

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
British pounds (continued)
	HSBC Holdings PLC 3.00% 5/29/2030 (1-year GBP-ICE Swap SONIA + 1.77% on 5/29/2029)[1]	GBP5,605	$6,394
	KfW 1.125% 7/4/2025	6,625	8,147
	Lloyds Bank PLC 7.625% 4/22/2025	450	569
	MPT Operating Partnership, LP 2.50% 3/24/2026	295	329
	Quebec (Province of) 2.25% 9/15/2026	18,480	22,218
	United Kingdom 0.625% 6/7/2025	2,100	2,586
	United Kingdom 0.375% 10/22/2026	8,530	9,984
	United Kingdom 1.25% 7/22/2027	16,940	19,719
	United Kingdom 4.25% 12/7/2027	9,590	12,027
	United Kingdom 4.50% 6/7/2028	9,440	11,879
	United Kingdom 1.625% 10/22/2028	20,610	23,530
	United Kingdom 4.125% 7/22/2029	13,700	16,993
	United Kingdom 0.875% 10/22/2029	660	709
	United Kingdom 0.25% 7/31/2031	35,600	34,383
	United Kingdom 1.00% 1/31/2032	45,590	45,478
	United Kingdom 4.25% 6/7/2032	15,540	19,294
	United Kingdom 3.25% 1/31/2033	6,690	7,673
	United Kingdom 0.625% 7/31/2035	1,708	1,433
	United Kingdom 3.75% 1/29/2038	1,800	2,031
	United Kingdom 1.25% 7/31/2051	24,550	13,754
	United Kingdom 3.75% 10/22/2053	2,700	2,682
	United Kingdom 4.375% 7/31/2054	44,260	49,064
	United Kingdom 2.50% 7/22/2065	22,070	15,736
	Vodafone Group PLC 5.625% 12/4/2025	540	679
	Volkswagen International Finance NV 3.375% 11/16/2026	700	846
			339,041

Brazilian reais 1.74%
	Brazil (Federative Republic of) 10.00% 1/1/2027	BRL6,665	979
	Brazil (Federative Republic of) 10.00% 1/1/2029	285,400	38,860
	Brazil (Federative Republic of) 0% 1/1/2030	6,600	520
	Brazil (Federative Republic of) 10.00% 1/1/2031	815,385	105,249
	Brazil (Federative Republic of) 10.00% 1/1/2033	20,000	2,491
	Brazil (Federative Republic of) 10.00% 1/1/2035	26,200	3,187
	Brazil (Federative Republic of) 6.00% 8/15/2040[3]	11,938	1,709
	Brazil (Federative Republic of) 6.00% 8/15/2050[3]	169,922	22,999
	Brazil (Federative Republic of) 6.00% 8/15/2060[3]	11,938	1,588
			177,582

Indonesian rupiah 1.63%
	Indonesia (Republic of), Series 59, 7.00% 5/15/2027	IDR36,970,000	2,297
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	139,394,000	8,440
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	231,995,000	14,144
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	170,772,000	11,366
	Indonesia (Republic of), Series 101, 6.875% 4/15/2029	40,000,000	2,475
	Indonesia (Republic of), Series 78, 8.25% 5/15/2029	89,342,000	5,804
	Indonesia (Republic of), Series 91, 6.375% 4/15/2032	57,143,000	3,417
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	1,218,720,000	75,612
	Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	426,161,000	25,811
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	143,268,000	9,680
	Indonesia (Republic of), Series 72, 8.25% 5/15/2036	3,919,000	265
	Indonesia (Republic of), Series 98, 7.125% 6/15/2038	15,000,000	935
	Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	2,965
	Indonesia (Republic of), Series FR92, 7.125% 6/15/2042	55,300,000	3,434
			166,645

Australian dollars 1.38%
	Australia (Commonwealth of), Series 161, 0.25% 11/21/2025	AUD7,202	4,313
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	20,000	10,560
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	4,849	2,710
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	21,425
	New South Wales Treasury Corp. 4.75% 2/20/2035	79,650	48,017
	New South Wales Treasury Corp. 4.25% 2/20/2036	94,633	53,911
	Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 7.086% 12/1/2038[4]	450	290
			141,226

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Canadian dollars 1.28%
	Canada (Government) 3.50% 3/1/2028	CAD129,139	$91,471
	Canada (Government) 2.75% 12/1/2048	22,100	13,905
	Canada (Government) 1.50% 12/1/2031	39,420	24,715
			130,091

South Korean won 1.19%
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	19,288
	South Korea (Republic of), Series 3106, 2.00% 6/10/2031	19,508,450	12,522
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	86,734
	South Korea (Republic of), Series 6809, 2.00% 9/10/2068	4,700,000	2,618
			121,162

Mexican pesos 1.04%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,900	660
	América Móvil, SAB de CV 9.50% 1/27/2031	197,610	8,923
	América Móvil, SAB de CV 8.46% 12/18/2036	15,000	606
	United Mexican States, Series M, 7.50% 6/3/2027	1,700	77
	United Mexican States, Series M20, 8.50% 5/31/2029	73,680	3,349
	United Mexican States, Series M, 7.75% 5/29/2031	79,947	3,423
	United Mexican States, Series S, 2.75% 11/27/2031[3]	38,429	1,550
	United Mexican States, Series M, 7.50% 5/26/2033	60,570	2,457
	United Mexican States, Series M, 7.75% 11/23/2034	809,550	32,504
	United Mexican States, Series M30, 10.00% 11/20/2036	16,220	757
	United Mexican States, Series M, 7.75% 11/13/2042	8,980	331
	United Mexican States, Series M, 8.00% 11/7/2047	58,441	2,164
	United Mexican States, Series M, 8.00% 7/31/2053	1,343,140	48,904
			105,705

Indian rupees 0.61%
	Asian Development Bank 6.20% 10/6/2026	INR99,400	1,149
	Asian Development Bank 6.72% 2/8/2028	918,700	10,704
	European Bank for Reconstruction and Development 5.00% 1/15/2026	365,300	4,195
	European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	5,864
	European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,468
	India (Republic of) 7.18% 7/24/2037	101,580	1,219
	India (Republic of) 7.30% 6/19/2053	218,620	2,661
	Inter-American Development Bank 7.00% 1/25/2029	1,476,000	17,114
	Inter-American Development Bank 7.35% 10/6/2030	50,000	589
	Inter-American Development Bank 7.00% 4/17/2033	426,000	4,965
	International Bank for Reconstruction and Development 6.75% 9/8/2027	802,400	9,290
	International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,405
			62,623

Danish kroner 0.53%
	Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[5]	DKK13,787	1,831
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[5]	86,146	10,928
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[5]	213,937	24,693
	Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047[5]	6,798	892
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[5]	49,370	5,489
	Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[5]	68,941	7,615
	Realkredit Danmark AS 1.00% 10/1/2053[5]	18,815	2,078
			53,526

New Zealand dollars 0.36%
	New Zealand 2.00% 5/15/2032	NZD1,350	650
	New Zealand 4.25% 5/15/2036	67,230	36,452
			37,102

Turkish lira 0.34%
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY1,209,117	28,681
	Turkey (Republic of) 52.16% 6/16/2027[4]	60,240	1,723
	Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	193,681	3,901
	Turkey (Republic of) 31.08% 11/8/2028	17,749	497
			34,802

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

South African rand 0.23%
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,548	$586
	South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	30,852	1,514
	South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	87,940	4,246
	South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	19,945	900
	South Africa (Republic of), Series R-214, 6.50% 2/28/2041	296,065	10,478
	South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	144,870	6,175
			23,899

Norwegian kroner 0.20%
	Norway (Kingdom of) 2.125% 5/18/2032	NOK18,660	1,461
	Norway (Kingdom of) 3.625% 4/13/2034	222,720	19,231
			20,692

Polish zloty 0.20%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	5,803
	Poland (Republic of), Series 1030, 1.25% 10/25/2030	11,446	2,191
	Poland (Republic of), Series 0432, 1.75% 4/25/2032	6,166	1,147
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	11,022
			20,163

Malaysian ringgits 0.16%
	Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR2,965	662
	Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	17,000	3,843
	Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	7,982	1,833
	Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	4,526	948
	Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	15,220	3,673
	Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	8,000	1,886
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,181
	Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,281	300
	Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,081	459
	Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	818
			16,603

Thai baht 0.12%
	Thailand (Kingdom of) 2.125% 12/17/2026	THB45,000	1,313
	Thailand (Kingdom of) 3.65% 6/20/2031	84,415	2,679
	Thailand (Kingdom of) 3.35% 6/17/2033	30,000	946
	Thailand (Kingdom of) 1.585% 12/17/2035	65,000	1,762
	Thailand (Kingdom of) 3.30% 6/17/2038	31,173	992
	Thailand (Kingdom of) 2.00% 6/17/2042	12,988	346
	Thailand (Kingdom of) 3.45% 6/17/2043	59,264	1,916
	Thailand (Kingdom of) 4.00% 6/17/2055	69,000	2,489
			12,443

Czech korunas 0.08%
	Czech Republic 0.95% 5/15/2030	CZK16,140	572
	Czech Republic 1.20% 3/13/2031	26,430	926
	Czech Republic 1.75% 6/23/2032	15,900	562
	Czech Republic 4.90% 4/14/2034	120,810	5,253
	Czech Republic 1.95% 7/30/2037	37,560	1,192
			8,505

Colombian pesos 0.05%
	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP25,925,800	4,833
	Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	114
			4,947

Romanian leu 0.04%
	Romania 4.75% 2/24/2025	RON11,740	2,437
	Romania 3.65% 7/28/2025	6,530	1,337
	Romania 4.75% 10/11/2034	4,135	710
			4,484

Egyptian pounds 0.04%
	Egypt (Arab Republic of) 25.318% 8/13/2027	EGP90,809	1,772
	Egypt (Arab Republic of) 24.458% 10/1/2027	105,995	2,039
			3,811

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Hungarian forints 0.03%
	Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF729,240	$1,856
	Hungary (Republic of), Series A, 2.00% 5/23/2029	40,100	86
	Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	511,750	1,149
			3,091

Kazakhstani tenge 0.01%
	Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	914

Peruvian nuevos soles 0.01%
	Peru (Republic of) 5.40% 8/12/2034	PEN2,536	616
	Peru (Republic of) 7.60% 8/12/2039	1,002	279
			895

Chilean pesos 0.01%
	Chile (Republic of) 6.00% 4/1/2033	CLP520,000	525

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH4,515	97

U.S. dollars 50.24%
	3R Lux SARL 9.75% 2/5/2031	USD9,145	9,463
	3R Lux SARL 9.75% 2/5/2031[6]	475	492
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[6]	167	170
	AbbVie, Inc. 5.05% 3/15/2034	19,431	19,205
	AbbVie, Inc. 5.40% 3/15/2054	5,953	5,736
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	3,000	2,645
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,6]	1,353	1,358
	ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[5,6]	1,031	1,034
	Acuris Finance US, Inc. 9.00% 8/1/2029[6]	700	672
	AdaptHealth, LLC 5.125% 3/1/2030[6]	170	155
	Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[6]	9,000	8,466
	Adobe, Inc. 2.15% 2/1/2027	6,134	5,856
	Aegea Finance SARL 9.00% 1/20/2031[6]	375	383
	AEP Transmission Co., LLC 5.15% 4/1/2034	1,800	1,772
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[4,6,7,8]	3,800	3,772
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]	4,875	3,541
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,6]	262	262
	AG Issuer, LLC 6.25% 3/1/2028[6]	762	759
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[6]	350	363
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,6]	8,388	8,408
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[4,8]	209	136
	Albertsons Companies, Inc. 3.50% 3/15/2029[6]	500	456
	Alfa Desarrollo SpA 4.55% 9/27/2051	2,391	1,765
	Alibaba Group Holding, Ltd. 5.25% 5/26/2035[6]	495	485
	Alibaba Group Holding, Ltd. 5.625% 11/26/2054[6]	200	194
	Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[4,5,6]	4,263	4,267
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[6]	597	628
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[6]	997	990
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[6]	788	761
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[6]	230	231
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[6]	425	421
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[6]	610	616
	Allied Universal Holdco, LLC 9.75% 7/15/2027[6]	690	695
	Allied Universal Holdco, LLC 6.00% 6/1/2029[6]	740	675
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[6]	200	206
	Amazon.com, Inc. 4.70% 12/1/2032	298	296
	Amazon.com, Inc. 3.875% 8/22/2037	375	331
	Ambipar Lux SARL 9.875% 2/6/2031	200	200
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[4,8]	1,020	1,019
	Amentum Holdings, Inc. 7.25% 8/1/2032[6]	930	938
	American Airlines, Inc. 8.50% 5/15/2029[6]	580	609

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[1]	USD1,450	$1,459
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	6,675	6,799
	American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[1]	2,400	2,375
	American International Group, Inc. 5.125% 3/27/2033	289	286
	American International Group, Inc. 4.375% 6/30/2050	1,773	1,468
	Amgen, Inc. 1.90% 2/21/2025	1,538	1,532
	Amgen, Inc. 2.20% 2/21/2027	1,179	1,118
	Amgen, Inc. 4.20% 3/1/2033	2,525	2,343
	Amgen, Inc. 5.25% 3/2/2033	15,884	15,773
	Amgen, Inc. 4.875% 3/1/2053	914	785
	Amgen, Inc. 5.65% 3/2/2053	17,430	16,794
	Amphenol Corp. 5.00% 1/15/2035	699	683
	Amphenol Corp. 5.375% 11/15/2054	1,335	1,270
	AmWINS Group, Inc. 6.375% 2/15/2029[6]	230	232
	AmWINS Group, Inc. 4.875% 6/30/2029[6]	1,160	1,095
	Analog Devices, Inc. 2.10% 10/1/2031	331	277
	Analog Devices, Inc. 5.05% 4/1/2034	1,667	1,666
	Analog Devices, Inc. 5.30% 4/1/2054	1,057	1,008
	Angola (Republic of) 9.50% 11/12/2025	27,279	27,380
	Angola (Republic of) 8.25% 5/9/2028	7,505	7,073
	Angola (Republic of) 9.125% 11/26/2049	3,600	2,894
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	511	503
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[6]	870	697
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[6]	435	328
	Aon Corp. 5.35% 2/28/2033	1,181	1,176
	Aon Corp. 3.90% 2/28/2052	1,000	734
	Aon North America, Inc. 5.30% 3/1/2031	250	251
	Aon North America, Inc. 5.45% 3/1/2034	1,250	1,249
	Aon North America, Inc. 5.75% 3/1/2054	1,084	1,058
	Aramark Services, Inc. 5.00% 4/1/2025[6]	130	130
	Aretec Group, Inc. 7.50% 4/1/2029[6]	1,250	1,246
	Aretec Group, Inc. 10.00% 8/15/2030[6]	607	664
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	3,549	2,744
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	219	216
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	2,332	2,275
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,447	1,391
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[6]	800	731
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[6]	592	605
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[6]	100	97
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[6]	160	159
	AssuredPartners, Inc. 5.625% 1/15/2029[6]	920	931
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[4,8]	1,202	1,206
	AT&T, Inc. 2.25% 2/1/2032	5,900	4,880
	AT&T, Inc. 5.40% 2/15/2034	5,086	5,109
	AT&T, Inc. 3.50% 9/15/2053	547	369
	AthenaHealth Group, Inc. 6.50% 2/15/2030[6]	450	428
	ATI, Inc. 7.25% 8/15/2030	810	834
	Avantor Funding, Inc. 3.875% 11/1/2029[6]	810	741
	Avient Corp. 6.25% 11/1/2031[6]	110	109
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[6]	45	42
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[6]	515	528
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,6]	11,562	11,631
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,6]	6,513	6,711
	Axiata SPV2 Berhad 2.163% 8/19/2030	251	214
	Azorra Finance, Ltd. 7.75% 4/15/2030[6]	225	224
	B&G Foods, Inc. 5.25% 9/15/2027	940	900
	B&G Foods, Inc. 8.00% 9/15/2028[6]	315	324
	BAE Systems PLC 5.00% 3/26/2027[6]	4,000	4,019
	BAE Systems PLC 5.125% 3/26/2029[6]	2,723	2,730
	BAE Systems PLC 5.25% 3/26/2031[6]	1,704	1,710
	BAE Systems PLC 5.30% 3/26/2034[6]	7,774	7,756
	BAE Systems PLC 5.50% 3/26/2054[6]	384	374
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[6]	115	117
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,880	8,962

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,6]	USD290	$263
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,5]	1,412	1,497
	Bank Gospodarstwa Krajowego 5.75% 7/9/2034[6]	5,800	5,771
	Bank Gospodarstwa Krajowego 6.25% 7/9/2054[6]	3,920	3,852
	Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[1]	3	3
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[1]	4,016	3,539
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	5,580	4,697
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,6]	350	353
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[1]	3,007	3,000
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[1]	4,382	4,339
	Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[1]	5,800	6,118
	BAT Capital Corp. 3.215% 9/6/2026	2	2
	BAT Capital Corp. 3.557% 8/15/2027	1,500	1,452
	BAT Capital Corp. 3.462% 9/6/2029	5,900	5,502
	BAT Capital Corp. 4.906% 4/2/2030	2,700	2,668
	BAT Capital Corp. 6.421% 8/2/2033	1,288	1,362
	BAT Capital Corp. 7.079% 8/2/2043	2,250	2,439
	Bath & Body Works, Inc. 6.875% 11/1/2035	643	659
	Bath & Body Works, Inc. 6.75% 7/1/2036	525	534
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.689% 5/10/2027[4,8]	365	367
	Bausch Health Americas, Inc. 9.25% 4/1/2026[6]	1,452	1,393
	Bausch Health Americas, Inc. 8.50% 1/31/2027[6]	465	384
	Bausch Health Companies, Inc. 5.50% 11/1/2025[6]	1,820	1,777
	Bausch Health Companies, Inc. 9.00% 12/15/2025[6]	545	530
	Bausch Health Companies, Inc. 7.25% 5/30/2029[6]	700	446
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[4,8]	1,266	1,238
	Baxter International, Inc. 2.539% 2/1/2032	7,119	5,940
	Baytex Energy Corp. 7.375% 3/15/2032[6]	1,035	1,009
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	14,990	15,536
	Becton, Dickinson and Co. 4.874% 2/8/2029	4,200	4,190
	Becton, Dickinson and Co. 5.081% 6/7/2029	1,131	1,139
	Becton, Dickinson and Co. 5.11% 2/8/2034	1,400	1,380
	Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[4,8]	379	383
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[5]	1,244	1,288
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	740	617
	Bharti Airtel, Ltd. 4.375% 6/10/2025	200	199
	Biocon Biologics Global PLC 6.67% 10/9/2029[6]	26,932	25,844
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[6]	815	779
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[6]	181	186
	Blackstone, Inc. 5.00% 12/6/2034	6,520	6,306
	Block, Inc. 2.75% 6/1/2026	450	434
	Block, Inc. 6.50% 5/15/2032[6]	780	789
	Blue Racer Midstream, LLC 7.00% 7/15/2029[6]	80	82
	Blue Racer Midstream, LLC 7.25% 7/15/2032[6]	290	298
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,5]	7,580	7,715
	BMW US Capital, LLC 3.90% 4/9/2025[6]	2,500	2,494
	BMW US Capital, LLC 5.05% 8/11/2028[6]	1,500	1,504
	Boeing Co. (The) 2.75% 2/1/2026	9,126	8,908
	Boeing Co. (The) 2.196% 2/4/2026	500	485
	Boeing Co. (The) 2.70% 2/1/2027	525	501
	Boeing Co. (The) 5.04% 5/1/2027	1,099	1,102
	Boeing Co. (The) 5.15% 5/1/2030	421	415
	Boeing Co. (The) 6.388% 5/1/2031	450	471
	Boeing Co. (The) 6.528% 5/1/2034	2,942	3,084
	Boeing Co. (The) 5.705% 5/1/2040	2,000	1,905
	Boeing Co. (The) 5.805% 5/1/2050	1,608	1,498
	Boeing Co. (The) 6.858% 5/1/2054	301	320
	Boeing Co. (The) 5.93% 5/1/2060	2,000	1,855
	Boeing Co. (The) 7.008% 5/1/2064	1,842	1,957

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Boost Newco Borrower, LLC 7.50% 1/15/2031[6]	USD125	$131
	Borr IHC, Ltd. 10.00% 11/15/2028[6]	13,527	13,513
	Borr IHC, Ltd. 10.375% 11/15/2030[6]	6,227	6,218
	Boston Properties, LP 2.90% 3/15/2030	406	359
	Boston Properties, LP 3.25% 1/30/2031	173	152
	Boston Properties, LP 2.55% 4/1/2032	531	430
	Boston Properties, LP 2.45% 10/1/2033	2,737	2,111
	Boston Properties, LP 6.50% 1/15/2034	1,276	1,338
	Boston Properties, LP 5.75% 1/15/2035	1,555	1,526
	Boyd Gaming Corp. 4.75% 6/15/2031[6]	260	241
	Boyne USA, Inc. 4.75% 5/15/2029[6]	765	726
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,6]	7,500	7,101
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,6]	3,000	3,122
	Braskem Idesa SAPI 7.45% 11/15/2029	13,320	10,613
	Braskem Netherlands Finance BV 4.50% 1/31/2030	13,867	11,751
	Braskem Netherlands Finance BV 8.50% 1/12/2031	29,912	30,013
	Braskem Netherlands Finance BV 8.50% 1/12/2031[6]	5,000	5,017
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	19,789	19,774
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,011	1,072
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,940	1,883
	British Columbia (Province of) 4.20% 7/6/2033	8,014	7,642
	Broadcom, Inc. 4.00% 4/15/2029[6]	6,163	5,932
	Broadcom, Inc. 4.75% 4/15/2029	1,950	1,938
	Broadcom, Inc. 5.15% 11/15/2031	4,186	4,214
	Broadcom, Inc. 3.419% 4/15/2033[6]	3,875	3,394
	Broadcom, Inc. 4.80% 10/15/2034	861	831
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[6]	507	501
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[6]	9,064	9,356
	Bulgaria (Republic of) 5.00% 3/5/2037	824	774
	BWX Technologies, Inc. 4.125% 4/15/2029[6]	510	476
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[4,5,6]	8,630	8,617
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[4,5,6]	6,464	6,449
	Caesars Entertainment, Inc. 4.625% 10/15/2029[6]	1,100	1,031
	Caesars Entertainment, Inc. 7.00% 2/15/2030[6]	979	998
	Caesars Entertainment, Inc. 6.50% 2/15/2032[6]	315	317
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,6]	7,555	7,744
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,6]	1,584	1,600
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,6]	600	638
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,6]	2,075	2,095
	California Resources Corp. 7.125% 2/1/2026[6]	820	821
	California Resources Corp. 8.25% 6/15/2029[6]	600	609
	Campbell’s Co. (The) 5.20% 3/21/2029	1,290	1,303
	Campbell’s Co. (The) 5.40% 3/21/2034	950	946
	Campbell’s Co. (The) 4.75% 3/23/2035	1,843	1,739
	Canadian National Railway Co. 5.85% 11/1/2033	725	762
	Canadian National Railway Co. 4.375% 9/18/2034	663	624
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,136	1,389
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[6]	255	230
	Capital One Financial Corp. 5.463% 7/26/2030 (USD-SOFR + 1.56% on 7/26/2029)[1]	1,455	1,460
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	2,740	2,846
	Carnival Corp. 6.00% 5/1/2029[6]	720	719
	Carrier Global Corp. 2.493% 2/15/2027	167	160
	Carrier Global Corp. 2.722% 2/15/2030	206	184
	Carrier Global Corp. 2.70% 2/15/2031	103	89
	Carrier Global Corp. 5.90% 3/15/2034	392	406
	Carrier Global Corp. 3.377% 4/5/2040	989	764
	Carrier Global Corp. 3.577% 4/5/2050	17	12
	Carrier Global Corp. 6.20% 3/15/2054	145	153
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,5,6]	1,234	1,234
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,6]	4,092	3,903
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,6]	955	942
	CCO Holdings, LLC 5.00% 2/1/2028[6]	710	685
	CCO Holdings, LLC 4.75% 3/1/2030[6]	495	453
	CCO Holdings, LLC 4.50% 8/15/2030[6]	388	349
	CCO Holdings, LLC 4.25% 2/1/2031[6]	1,195	1,043
	CCO Holdings, LLC 4.75% 2/1/2032[6]	816	717

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	CCO Holdings, LLC 4.50% 5/1/2032	USD49	$42
	CCO Holdings, LLC 4.50% 6/1/2033[6]	985	830
	CCO Holdings, LLC 4.25% 1/15/2034[6]	1,835	1,491
	Celanese US Holdings, LLC 6.60% 11/15/2028	598	613
	Cencora, Inc. 2.70% 3/15/2031	1,695	1,471
	Centene Corp. 4.625% 12/15/2029	4,400	4,165
	Centene Corp. 2.50% 3/1/2031	1,650	1,366
	Centene Corp. 2.625% 8/1/2031	1,150	948
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	1,815	1,773
	Central Garden & Pet Co. 4.125% 10/15/2030	760	683
	Central Garden & Pet Co. 4.125% 4/30/2031[6]	300	266
	CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,6]	3,178	3,106
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[5,6]	6,154	6,178
	Charter Communications Operating, LLC 2.30% 2/1/2032	2,900	2,298
	Charter Communications Operating, LLC 5.25% 4/1/2053	2,535	2,051
	Chevron Corp. 3.078% 5/11/2050	2,252	1,491
	Chile (Republic of) 2.75% 1/31/2027	200	191
	Chile (Republic of) 4.85% 1/22/2029	790	783
	Chile (Republic of) 4.34% 3/7/2042	715	601
	Chile (Republic of) 4.00% 1/31/2052	335	250
	China Huaneng Group Co., Ltd., 5.30% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[1]	1,925	1,951
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	30,431	28,193
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[6]	670	644
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,402	4,350
	Cigna Group (The) 5.125% 5/15/2031	3,200	3,186
	Cigna Group (The) 5.25% 2/15/2034	1,000	981
	Cisco Systems, Inc. 4.95% 2/26/2031	3,000	3,012
	Cisco Systems, Inc. 5.05% 2/26/2034	4,550	4,535
	Cisco Systems, Inc. 5.30% 2/26/2054	412	401
	CITGO Petroleum Corp. 8.375% 1/15/2029[6]	285	294
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,6]	5,275	5,452
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,6]	8,128	8,267
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	4,299	4,280
	Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	2,765	2,776
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[1]	2,187	2,307
	Civitas Resources, Inc. 8.625% 11/1/2030[6]	55	58
	Civitas Resources, Inc. 8.75% 7/1/2031[6]	765	798
	CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	177
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]	330	328
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[6]	200	202
	Clarios Global, LP 8.50% 5/15/2027[6]	550	552
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[6]	275	257
	Clean Harbors, Inc. 6.375% 2/1/2031[6]	319	321
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]	1,069	1,019
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[6]	1,028	1,018
	Cleveland-Cliffs, Inc. 6.75% 4/15/2030[6]	38	37
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[6]	443	398
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[6]	134	132
	Cloud Software Group, Inc. 6.50% 3/31/2029[6]	1,500	1,474
	Cloud Software Group, Inc. 9.00% 9/30/2029[6]	2,985	3,034
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[4,8]	908	912
	CNX Resources Corp. 7.25% 3/1/2032[6]	845	863
	Coca-Cola Co. 5.00% 5/13/2034	2,262	2,263
	Coca-Cola Co. 4.65% 8/14/2034	2,828	2,752
	Coca-Cola Co. 5.20% 1/14/2055	1,282	1,219
	Coinbase Global, Inc. 3.375% 10/1/2028[6]	1,150	1,036
	Coinbase Global, Inc. 3.625% 10/1/2031[6]	735	622
	Colombia (Republic of) 8.00% 4/20/2033	290	297
	Colombia (Republic of) 7.50% 2/2/2034	615	607
	Colombia (Republic of) 8.00% 11/14/2035	1,205	1,215
	Colombia (Republic of) 7.75% 11/7/2036	1,180	1,156
	Colombia (Republic of) 5.00% 6/15/2045	1,676	1,135
	Colombia (Republic of) 5.20% 5/15/2049	664	448

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Comcast Corp. 3.95% 10/15/2025	USD4,395	$4,374
	Comcast Corp. 4.55% 1/15/2029	1,500	1,485
	Comcast Corp. 1.95% 1/15/2031	642	537
	Comcast Corp. 1.50% 2/15/2031	5,500	4,479
	Comcast Corp. 4.80% 5/15/2033	332	323
	Comcast Corp. 5.65% 6/1/2054	1,510	1,461
	Comision Federal de Electricidad 5.70% 1/24/2030[6]	415	399
	CommScope Technologies, LLC 5.00% 3/15/2027[6]	500	448
	CommScope, LLC 6.00% 3/1/2026[6]	285	284
	CommScope, LLC 8.25% 3/1/2027[6]	227	217
	CommScope, LLC 7.125% 7/1/2028[6]	250	220
	CommScope, LLC 9.50% 12/15/2031[6]	350	363
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[6]	980	941
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[6]	320	294
	Comstock Resources, Inc. 6.75% 3/1/2029[6]	535	522
	Comstock Resources, Inc. 5.875% 1/15/2030[6]	340	317
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[6]	305	312
	Connect Finco SARL 9.00% 9/15/2029[6]	1,305	1,190
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[4,5,6]	8,553	8,753
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[4,5,6]	5,185	5,546
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[4,5,6]	4,985	5,037
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.669% 6/25/2043[4,5,6]	1,957	2,064
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[4,5,6]	7,773	7,804
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[4,5,6]	1,750	1,769
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[4,5,6]	7,323	7,363
	ConocoPhillips Co. 5.30% 5/15/2053	1,122	1,039
	ConocoPhillips Co. 5.50% 1/15/2055	2,300	2,189
	Consolidated Energy Finance SA 12.00% 2/15/2031[6]	800	769
	Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,293
	Constellation Brands, Inc. 2.875% 5/1/2030	839	751
	Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,548
	Constellation Brands, Inc. 4.75% 5/9/2032	813	783
	Constellation Brands, Inc. 4.90% 5/1/2033	1,756	1,696
	Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,289
	CoreLogic, Inc. 4.50% 5/1/2028[6]	1,170	1,095
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[4,8]	300	293
	Coronado Finance Pty, Ltd. 9.25% 10/1/2029[6]	750	761
	Coty, Inc. 6.625% 7/15/2030[6]	125	127
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[6]	490	509
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,6]	219	219
	Crescent Energy Finance, LLC 9.25% 2/15/2028[6]	933	976
	Crescent Energy Finance, LLC 7.625% 4/1/2032[6]	1,005	1,001
	Crescent Energy Finance, LLC 7.375% 1/15/2033[6]	135	131
	Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,335
	Crown Castle, Inc. 2.50% 7/15/2031	1,074	906
	Crown Castle, Inc. 5.80% 3/1/2034	917	935
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[4,8]	813	798
	CSX Corp. 4.25% 3/15/2029	3,355	3,287
	CSX Corp. 4.10% 11/15/2032	556	521
	CSX Corp. 5.20% 11/15/2033	2,068	2,073
	CSX Corp. 2.50% 5/15/2051	289	168
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.997% 1/31/2030[4,8]	110	110
	CVS Health Corp. 3.25% 8/15/2029	1,798	1,638
	CVS Health Corp. 5.125% 2/21/2030	3,000	2,938
	CVS Health Corp. 5.55% 6/1/2031	2,200	2,185
	CVS Health Corp. 5.25% 2/21/2033	1,227	1,177
	CVS Health Corp. 5.70% 6/1/2034	4,000	3,934
	CVS Health Corp. 5.875% 6/1/2053	800	734
	CVS Health Corp. 6.05% 6/1/2054	1,275	1,197

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	CVS Health Corp. 6.00% 6/1/2063	USD94	$86
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]	6,025	5,862
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]	982	995
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[6]	647	650
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]	1,625	1,367
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]	628	630
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[6]	150	149
	Darling Ingredients, Inc. 6.00% 6/15/2030[6]	585	578
	DaVita, Inc. 6.875% 9/1/2032[6]	925	933
	Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[1]	714	736
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	10,009	9,517
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[1]	1,500	1,570
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	576	517
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[1]	1,000	948
	Diamond Sports Group, LLC 6.625% 8/15/2027[6,9]	1,240	6
	Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[8,10]	72	79
	Diamondback Energy, Inc. 5.15% 1/30/2030	586	587
	Diamondback Energy, Inc. 5.40% 4/18/2034	965	949
	Diamondback Energy, Inc. 5.75% 4/18/2054	433	407
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[6]	1,150	1,183
	DIRECTV Financing, LLC 5.875% 8/15/2027[6]	555	541
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[4,8]	298	299
	DISH Network Corp. 11.75% 11/15/2027[6]	3,740	3,966
	Dominican Republic 5.875% 1/30/2060	1,950	1,654
	Dow Chemical Co. (The) 5.15% 2/15/2034	713	698
	Dow Chemical Co. (The) 5.55% 11/30/2048	132	124
	Dow Chemical Co. (The) 4.80% 5/15/2049	495	417
	Dow Chemical Co. (The) 3.60% 11/15/2050	485	333
	Dow Chemical Co. (The) 6.90% 5/15/2053	57	63
	Dow Chemical Co. (The) 5.60% 2/15/2054	467	442
	DTE Energy Co. 3.00% 3/1/2032	3,414	3,002
	Dua Capital, Ltd. 2.78% 5/11/2031	6,000	5,212
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	619	590
	Duke Energy Florida, LLC 5.875% 11/15/2033	1,642	1,712
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]	52	50
	EchoStar Corp. 10.75% 11/30/2029	2,483	2,673
	EchoStar Corp. 6.75% 11/30/2030[10]	507	460
	Ecopetrol SA 8.625% 1/19/2029	8,020	8,513
	Ecopetrol SA 6.875% 4/29/2030	6,710	6,554
	Edison International 6.95% 11/15/2029	2,000	2,137
	Edison International 5.25% 3/15/2032	2,945	2,915
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	475	464
	Egypt (Arab Republic of) 5.80% 9/30/2027	815	765
	Egypt (Arab Republic of) 6.588% 2/21/2028	11,627	11,061
	Egypt (Arab Republic of) 7.60% 3/1/2029	300	291
	Egypt (Arab Republic of) 5.875% 2/16/2031	1,405	1,175
	Egypt (Arab Republic of) 7.053% 1/15/2032	440	379
	Egypt (Arab Republic of) 8.50% 1/31/2047	505	393
	Egypt (Arab Republic of) 7.903% 2/21/2048	259	191
	Egypt (Arab Republic of) 8.70% 3/1/2049	795	627
	Egypt (Arab Republic of) 8.15% 11/20/2059	560	414
	Egypt (Arab Republic of) 7.50% 2/16/2061	390	268
	Electricité de France SA 5.65% 4/22/2029[6]	5,000	5,112
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,6]	2,800	3,165
	Element Solutions, Inc. 3.875% 9/1/2028[6]	650	617
	Elevance Health, Inc. 5.20% 2/15/2035	1,673	1,635
	Elevance Health, Inc. 5.70% 2/15/2055	1,733	1,672
	Ellucian Holdings, Inc. 6.50% 12/1/2029[6]	375	376
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[4,8]	200	204
	Embarq, LLC 7.995% 6/1/2036	625	343
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[6]	300	306
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[6]	525	554
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[6]	1,140	1,209

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[4,8]	USD565	$569
	Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	254	255
	Enfragen Energia Sur SA 5.375% 12/30/2030	19,880	16,974
	Eni SpA 5.50% 5/15/2034[6]	899	889
	Eni SpA 5.95% 5/15/2054[6]	1,079	1,037
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]	800	780
	ENN Energy Holdings, Ltd. 2.625% 9/17/2030[6]	200	176
	Entergy Louisiana, LLC 5.15% 9/15/2034	1,000	984
	Enterprise Products Operating, LLC 4.95% 2/15/2035	1,113	1,078
	EOG Resources, Inc. 5.65% 12/1/2054	2,300	2,254
	EQM Midstream Partners, LP 6.50% 7/1/2027[6]	1,200	1,216
	EQM Midstream Partners, LP 6.375% 4/1/2029[6]	115	115
	EQM Midstream Partners, LP 4.75% 1/15/2031[6]	130	122
	Equinix, Inc. 3.00% 7/15/2050	2,889	1,824
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[5,6]	6,757	6,774
	EquipmentShare.com, Inc. 9.00% 5/15/2028[6]	675	701
	EquipmentShare.com, Inc. 8.625% 5/15/2032[6]	305	319
	ERP Operating, LP 4.65% 9/15/2034	778	739
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	34,960	34,950
	Eversource Energy 5.50% 1/1/2034	2,450	2,432
	Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[5]	487	493
	Expand Energy Corp. 5.875% 2/1/2029[6]	740	735
	Expand Energy Corp. 6.75% 4/15/2029[6]	315	319
	Export-Import Bank of India 5.50% 1/18/2033	2,000	2,016
	Export-Import Bank of Thailand 5.354% 5/16/2029	13,922	14,096
	Exxon Mobil Corp. 3.452% 4/15/2051	1,669	1,171
	Fair Isaac Corp. 4.00% 6/15/2028[6]	300	283
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[4,5]	— [11]	— [11]
	Fannie Mae Pool #FS9792 4.50% 12/1/2050[5]	111	106
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[5]	10,972	9,416
	Fannie Mae Pool #FM9530 2.50% 7/1/2051[5]	453	370
	Fannie Mae Pool #FM9693 2.50% 12/1/2051[5]	3,958	3,229
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[5]	9,400	7,336
	Fannie Mae Pool #BT8116 2.50% 4/1/2052[5]	27	22
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[5]	9,533	7,462
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[5]	1,221	1,120
	Fannie Mae Pool #FS1948 4.00% 5/1/2052[5]	960	879
	Fannie Mae Pool #BV8055 4.50% 9/1/2052[5]	22,258	20,986
	Fannie Mae Pool #BV0952 4.50% 9/1/2052[5]	1,383	1,303
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[5]	23,042	17,962
	Fannie Mae Pool #BW7750 4.00% 10/1/2052[5]	178	163
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[5]	9,567	9,021
	Fannie Mae Pool #BW1215 4.50% 10/1/2052[5]	3,590	3,385
	Fannie Mae Pool #MA4785 5.00% 10/1/2052[5]	54	53
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[5]	14,690	13,846
	Fannie Mae Pool #FS5675 4.50% 1/1/2053[5]	43,073	40,611
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[5]	938	883
	Fannie Mae Pool #BW5132 4.00% 2/1/2053[5]	388	356
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[5]	194	191
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[5]	2,883	2,867
	Fannie Mae Pool #CB5912 6.00% 3/1/2053[5]	6,340	6,416
	Fannie Mae Pool #MA4978 5.00% 4/1/2053[5]	284	274
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[5]	973	891
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[5]	25,896	25,039
	Fannie Mae Pool #FS4840 5.50% 5/1/2053[5]	1,025	1,013
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[5]	33	33
	Fannie Mae Pool #FS4736 6.50% 5/1/2053[5]	49	50
	Fannie Mae Pool #CB6590 4.00% 6/1/2053[5]	29	27
	Fannie Mae Pool #BW9637 5.00% 6/1/2053[5]	15,380	14,888
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[5]	180	174
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[5]	120	118
	Fannie Mae Pool #MA5071 5.00% 7/1/2053[5]	2,873	2,778
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[5]	449	444
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[5]	125	114
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[5]	97	96
	Fannie Mae Pool #CB7104 5.50% 9/1/2053[5]	21,844	21,712
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[5]	4,092	4,115

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[5]	USD4,285	$3,922
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[5]	16,644	16,739
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[5]	13,912	13,747
	Fannie Mae Pool #FS6838 5.50% 11/1/2053[5]	2,967	2,932
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[5]	22,146	22,273
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[5]	257	254
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[5]	7,197	7,368
	Fannie Mae Pool #FS6767 6.50% 1/1/2054[5]	2,803	2,877
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[5]	8,435	8,330
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[5]	1,751	1,729
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[5]	3,743	3,788
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[5]	1,664	1,672
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[5]	7,045	6,957
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[5]	1,787	1,796
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[5]	18,709	18,511
	Fannie Mae Pool #BU4479 5.50% 4/1/2054[5]	268	265
	Fannie Mae Pool #DB2499 5.50% 5/1/2054[5]	10,056	9,929
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[5]	4,312	4,284
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[5]	618	611
	Fannie Mae Pool #DB2495 6.00% 5/1/2054[5]	4,452	4,475
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[5]	10,929	10,840
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[5]	10,578	10,723
	Fannie Mae Pool #DB6878 6.00% 6/1/2054[5]	6,520	6,554
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[5]	1,503	1,515
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[5]	1,359	1,378
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[5]	678	686
	Fannie Mae Pool #CB8725 6.50% 6/1/2054[5]	1,091	1,125
	Fannie Mae Pool #DB5480 6.50% 6/1/2054[5]	12	13
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[5]	13,897	13,764
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[5]	7,129	7,062
	Fannie Mae Pool #DB5213 5.50% 7/1/2054[5]	6,414	6,334
	Fannie Mae Pool #CB8838 5.50% 7/1/2054[5]	2,148	2,133
	Fannie Mae Pool #FS8467 5.50% 7/1/2054[5]	293	290
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[5]	17,763	17,876
	Fannie Mae Pool #DB5214 6.00% 7/1/2054[5]	12,353	12,417
	Fannie Mae Pool #BU4707 6.00% 7/1/2054[5]	9,560	9,609
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[5]	5,825	5,891
	Fannie Mae Pool #DB6901 6.00% 7/1/2054[5]	4,127	4,154
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[5]	3,910	3,954
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[5]	2,941	2,978
	Fannie Mae Pool #CB8855 6.00% 7/1/2054[5]	2,851	2,891
	Fannie Mae Pool #FS8591 6.00% 7/1/2054[5]	2,200	2,227
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[5]	1,789	1,811
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[5]	1,165	1,180
	Fannie Mae Pool #CB8872 6.50% 7/1/2054[5]	1,675	1,731
	Fannie Mae Pool #FS8619 6.50% 7/1/2054[5]	994	1,023
	Fannie Mae Pool #FS8607 6.50% 7/1/2054[5]	716	737
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[5]	488	501
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[5]	283	291
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[5]	283	289
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[5]	4,890	4,475
	Fannie Mae Pool #DB7783 5.50% 8/1/2054[5]	5,578	5,513
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[5]	20,975	21,110
	Fannie Mae Pool #DB7792 6.00% 8/1/2054[5]	6,302	6,335
	Fannie Mae Pool #FS8757 6.00% 8/1/2054[5]	3,783	3,830
	Fannie Mae Pool #FS8758 6.00% 8/1/2054[5]	2,228	2,245
	Fannie Mae Pool #BU4916 6.00% 8/1/2054[5]	1,952	1,967
	Fannie Mae Pool #FS8756 6.00% 8/1/2054[5]	1,502	1,526
	Fannie Mae Pool #DC0299 6.00% 8/1/2054[5]	1,297	1,305
	Fannie Mae Pool #DB7692 6.00% 8/1/2054[5]	1,276	1,284
	Fannie Mae Pool #BU4968 6.00% 8/1/2054[5]	914	918
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[5]	637	646
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[5]	477	482
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[5]	458	462
	Fannie Mae Pool #CB9210 5.50% 9/1/2054[5]	7,852	7,760
	Fannie Mae Pool #CB9146 5.50% 9/1/2054[5]	4,632	4,596
	Fannie Mae Pool #BU4946 5.50% 9/1/2054[5]	4,221	4,168
	Fannie Mae Pool #FS8866 6.00% 9/1/2054[5]	4,048	4,113
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[5]	913	928

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #CB9159 6.00% 9/1/2054[5]	USD522	$529
	Fannie Mae Pool #DC1873 6.00% 9/1/2054[5]	41	41
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[5]	145,064	140,096
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[5]	20,311	20,093
	Fannie Mae Pool #MA5529 4.50% 11/1/2054[5]	3,739	3,519
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[5]	414	379
	Fannie Mae Pool #DC6842 5.50% 12/1/2054[5]	641	633
	Fannie Mae Pool #BF0784 3.50% 12/1/2063[5]	503	437
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[4,5,6]	2,426	2,128
	Fertitta Entertainment, LLC 6.75% 1/15/2030[6]	350	323
	FibraSOMA 4.375% 7/22/2031	2,800	2,351
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[6]	267	279
	Fiesta Purchaser, Inc. 9.625% 9/15/2032[6]	660	693
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[4,8]	362	363
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,4,8]	541	544
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,4,8]	39	39
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[6]	17,684	17,666
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[6]	5,500	5,856
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[6]	8,160	8,410
	First Student Bidco, Inc. 4.00% 7/31/2029[6]	700	643
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[4,8]	211	212
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[4,8]	65	65
	FirstEnergy Corp. 2.65% 3/1/2030	2,817	2,499
	FirstEnergy Corp. 2.25% 9/1/2030	2,775	2,389
	Five Corners Funding Trust IV 5.997% 2/15/2053[6]	500	505
	Florida Power & Light Co. 5.10% 4/1/2033	1,165	1,158
	Florida Power & Light Co. 5.30% 6/15/2034	2,293	2,301
	Florida Power & Light Co. 5.60% 6/15/2054	1,238	1,237
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[4,5,6]	3,404	3,415
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	197
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	407
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	400	409
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,914
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	995	986
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	400	387
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	400	419
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	600	620
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	427
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	9,968	9,976
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,900	1,852
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,100	3,095
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	337	334
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[6]	1,785	1,791
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[6]	400	408
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[5]	12,287	11,419
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[5]	19,702	16,462
	Freddie Mac Pool #Z40273 4.50% 10/1/2048[5]	169	161
	Freddie Mac Pool #SI2108 2.50% 4/1/2051[5]	2,315	1,891
	Freddie Mac Pool #SD3095 2.50% 7/1/2051[5]	1,320	1,077
	Freddie Mac Pool #RA6136 2.50% 10/1/2051[5]	995	812
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[5]	4,233	3,304
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[5]	4,776	4,064
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[5]	2,436	2,073
	Freddie Mac Pool #SD1883 4.00% 6/1/2052[5]	47	44
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[5]	4,605	3,922
	Freddie Mac Pool #QE9001 4.00% 8/1/2052[5]	94	86
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[5]	8,268	8,009
	Freddie Mac Pool #SD8266 4.50% 11/1/2052[5]	2,687	2,532
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[5]	22,510	21,802
	Freddie Mac Pool #QG1084 4.00% 3/1/2053[5]	520	476

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[5]	USD291	$266
	Freddie Mac Pool #QG2977 4.00% 5/1/2053[5]	707	647
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[5]	51	47
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[5]	12,678	12,256
	Freddie Mac Pool #SD8329 5.00% 6/1/2053[5]	406	393
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[5]	533	527
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[5]	150	145
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[5]	2,036	2,014
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[5]	1,230	1,249
	Freddie Mac Pool #QG8544 4.00% 8/1/2053[5]	250	231
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[5]	212	194
	Freddie Mac Pool #SD3512 6.00% 8/1/2053[5]	428	431
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[5]	20,396	20,165
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[5]	11,156	11,221
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[5]	6,373	6,300
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[5]	172,519	166,751
	Freddie Mac Pool #RJ0326 6.50% 11/1/2053[5]	896	921
	Freddie Mac Pool #QH5655 4.00% 12/1/2053[5]	813	744
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[5]	3	3
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[5]	69	71
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[5]	3	3
	Freddie Mac Pool #SD5910 4.00% 2/1/2054[5]	1,996	1,831
	Freddie Mac Pool #QI0100 4.00% 2/1/2054[5]	494	452
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[5]	1,031	1,018
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[5]	34,261	34,443
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[5]	38,991	38,506
	Freddie Mac Pool #RJ1015 6.50% 3/1/2054[5]	25	25
	Freddie Mac Pool #QI3509 4.00% 4/1/2054[5]	2,996	2,741
	Freddie Mac Pool #QI3548 4.00% 4/1/2054[5]	86	79
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[5]	2,643	2,673
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[5]	696	702
	Freddie Mac Pool #RJ1413 5.50% 5/1/2054[5]	33,785	33,563
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[5]	13,580	13,472
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[5]	8,473	8,394
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[5]	912	924
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[5]	667	610
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[5]	1,790	1,734
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[5]	32,675	32,364
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[5]	5,359	5,314
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[5]	14,137	14,304
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[5]	12,602	12,759
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[5]	6,589	6,665
	Freddie Mac Pool #SD8440 6.50% 6/1/2054[5]	455	464
	Freddie Mac Pool #RJ1797 6.50% 6/1/2054[5]	341	349
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[5]	113	117
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[5]	4,441	4,407
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[5]	3,568	3,526
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[5]	3,518	3,485
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[5]	11,462	11,535
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[5]	8,607	8,751
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[5]	6,243	6,315
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[5]	5,865	5,931
	Freddie Mac Pool #SD5813 6.00% 7/1/2054[5]	4,194	4,250
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[5]	2,378	2,403
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[5]	1,875	1,896
	Freddie Mac Pool #SD5873 6.00% 7/1/2054[5]	1,571	1,583
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[5]	1,338	1,349
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[5]	1,189	1,216
	Freddie Mac Pool #SD5905 6.50% 7/1/2054[5]	438	451
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[5]	397	408
	Freddie Mac Pool #QJ3659 4.00% 8/1/2054[5]	999	914
	Freddie Mac Pool #QJ1910 4.00% 8/1/2054[5]	883	808
	Freddie Mac Pool #RJ2200 5.50% 8/1/2054[5]	6,266	6,193
	Freddie Mac Pool #RJ2201 5.50% 8/1/2054[5]	4,319	4,289
	Freddie Mac Pool #RJ2206 5.50% 8/1/2054[5]	4,292	4,246
	Freddie Mac Pool #RJ2243 5.50% 8/1/2054[5]	3,639	3,605
	Freddie Mac Pool #SD6286 5.50% 8/1/2054[5]	2,393	2,377
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[5]	1,392	1,375
	Freddie Mac Pool #RJ2203 5.50% 8/1/2054[5]	651	646

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Freddie Mac Pool #RJ2202 5.50% 8/1/2054[5]	USD457	$454
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[5]	13,873	13,944
	Freddie Mac Pool #RJ2211 6.00% 8/1/2054[5]	9,604	9,757
	Freddie Mac Pool #RJ2216 6.00% 8/1/2054[5]	8,168	8,230
	Freddie Mac Pool #RJ2213 6.00% 8/1/2054[5]	6,566	6,660
	Freddie Mac Pool #RJ2245 6.00% 8/1/2054[5]	6,288	6,355
	Freddie Mac Pool #RJ2210 6.00% 8/1/2054[5]	2,723	2,739
	Freddie Mac Pool #SD6029 6.00% 8/1/2054[5]	2,372	2,409
	Freddie Mac Pool #RJ2222 6.50% 8/1/2054[5]	6,846	7,074
	Freddie Mac Pool #RJ2247 6.50% 8/1/2054[5]	2,431	2,496
	Freddie Mac Pool #RJ2228 6.50% 8/1/2054[5]	1,503	1,538
	Freddie Mac Pool #SD8480 4.00% 9/1/2054[5]	610	558
	Freddie Mac Pool #RJ2298 5.50% 9/1/2054[5]	9,693	9,589
	Freddie Mac Pool #QJ3044 5.50% 9/1/2054[5]	8,450	8,344
	Freddie Mac Pool #RJ2422 5.50% 9/1/2054[5]	7,473	7,386
	Freddie Mac Pool #RJ2415 5.50% 9/1/2054[5]	3,130	3,108
	Freddie Mac Pool #RJ2408 5.50% 9/1/2054[5]	2,803	2,776
	Freddie Mac Pool #SD8463 6.00% 9/1/2054[5]	29,629	29,828
	Freddie Mac Pool #RJ2314 6.00% 9/1/2054[5]	8,141	8,228
	Freddie Mac Pool #RJ2312 6.00% 9/1/2054[5]	4,572	4,645
	Freddie Mac Pool #RJ2308 6.00% 9/1/2054[5]	4,250	4,302
	Freddie Mac Pool #RJ2306 6.00% 9/1/2054[5]	3,903	3,956
	Freddie Mac Pool #RJ2309 6.00% 9/1/2054[5]	2,529	2,548
	Freddie Mac Pool #RJ2409 6.00% 9/1/2054[5]	870	879
	Freddie Mac Pool #RJ2474 6.50% 9/1/2054[5]	341	349
	Freddie Mac Pool #SD6288 6.50% 9/1/2054[5]	284	292
	Freddie Mac Pool #RJ2411 6.50% 9/1/2054[5]	226	232
	Freddie Mac Pool #RJ2470 6.50% 9/1/2054[5]	126	129
	Freddie Mac Pool #QJ6926 4.00% 10/1/2054[5]	685	627
	Freddie Mac Pool #QJ5986 4.00% 10/1/2054[5]	313	287
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[5]	94	96
	Freddie Mac Pool #RJ2851 4.50% 11/1/2054[5]	3,079	2,897
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[5]	2,553	2,402
	Freddie Mac Pool #QX0310 5.50% 11/1/2054[5]	2,831	2,795
	Freddie Mac Pool #QX0622 5.50% 11/1/2054[5]	169	167
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[5]	2,306	2,170
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (30-day Average USD-SOFR + 2.40%) 6.969% 2/25/2042[4,5,6]	1,485	1,521
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[4,5,6]	4,305	4,463
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[6]	25	24
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[6]	652	656
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	943	939
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[6]	1,121	1,120
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[6]	50	53
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[6]	225	239
	FXI Holdings, Inc. 12.25% 11/15/2026[6]	1,315	1,257
	G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	414	254
	G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	316	196
	Gabonese Republic 6.95% 6/16/2025	350	339
	Gabonese Republic 6.625% 2/6/2031	887	662
	Gabonese Republic 7.00% 11/24/2031[6]	790	589
	Gabonese Republic 7.00% 11/24/2031	650	485
	Garda World Security Corp. 8.375% 11/15/2032[6]	445	453
	GC Treasury Center Co., Ltd. 4.30% 3/18/2051	200	148
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	8,836	8,888
	General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,318
	General Motors Financial Co., Inc. 5.60% 6/18/2031	2,300	2,313
	General Motors Financial Co., Inc. 5.45% 9/6/2034	3,192	3,100
	Genesis Energy, LP 8.00% 1/15/2027	368	375
	Genesis Energy, LP 7.75% 2/1/2028	40	40
	Genesis Energy, LP 8.25% 1/15/2029	500	505
	Genesis Energy, LP 8.875% 4/15/2030	468	477
	Genesis Energy, LP 7.875% 5/15/2032	350	343
	GENM Capital Labuan, Ltd. 3.882% 4/19/2031	3,700	3,274
	Genting New York, LLC 7.25% 10/1/2029[6]	200	206
	GeoPark, Ltd. 5.50% 1/17/2027	32,619	31,320
	Georgia (Republic of) 2.75% 4/22/2026[6]	1,127	1,064

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Georgia Power Co. 4.95% 5/17/2033	USD3,075	$3,013
	Georgia Power Co. 5.25% 3/15/2034	3,375	3,351
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,812
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,201	1,182
	Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[4,8]	375	376
	Global Auto Holdings PLC 11.50% 8/15/2029[6]	715	728
	Global Partners, LP 8.25% 1/15/2032[6]	105	108
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,6]	4,077	3,843
	GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[5,6]	1,397	1,400
	GOHL Capital, Ltd. 4.25% 1/24/2027	200	195
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[1]	625	596
	Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[1]	425	413
	Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[1]	7,118	7,037
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[1]	4,670	4,768
	Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	6,129	5,060
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[1]	2,100	2,141
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[5]	19,785	16,238
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[5]	232	226
	Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[5]	34,688	33,705
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[5]	4,989	3,643
	Gran Tierra Energy, Inc. 9.50% 10/15/2029[6]	225	210
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,760	3,308
	Gray Television, Inc. 10.50% 7/15/2029[6]	1,190	1,191
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[4,8]	339	322
	Great Canadian Gaming Corp. 8.75% 11/15/2029[6]	240	246
	Greenko Dutch BV 3.85% 3/29/2026	17,900	17,412
	GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]	13,810	13,648
	Grifols SA 4.75% 10/15/2028[6]	700	644
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[6]	2,300	2,195
	Guardian Life Global Funding 4.179% 9/26/2029[6]	2,000	1,943
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[6]	110	111
	HAH Group Holding Co., LLC 9.75% 10/1/2031[6]	750	752
	Hanesbrands, Inc. 9.00% 2/15/2031[6]	363	387
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[4,8]	138	139
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[6]	733	734
	Harvest Midstream I, LP 7.50% 9/1/2028[6]	587	593
	Harvest Midstream I, LP 7.50% 5/15/2032[6]	265	270
	Helios Software Holdings, Inc. 8.75% 5/1/2029[6]	1,825	1,875
	Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,6]	1,689	1,702
	Hess Midstream Operations, LP 4.25% 2/15/2030[6]	110	102
	Hess Midstream Operations, LP 5.50% 10/15/2030[6]	45	44
	Hightower Holding, LLC 6.75% 4/15/2029[6]	830	827
	Hilcorp Energy I, LP 6.00% 4/15/2030[6]	660	624
	Hilcorp Energy I, LP 6.00% 2/1/2031[6]	110	102
	Hilcorp Energy I, LP 8.375% 11/1/2033[6]	378	386
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	190	182
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[6]	885	796
	Home Depot, Inc. 4.75% 6/25/2029	3,861	3,871
	Home Depot, Inc. 4.85% 6/25/2031	3,625	3,625
	Home Depot, Inc. 4.95% 6/25/2034	5,780	5,705
	Home Depot, Inc. 5.30% 6/25/2054	842	807
	Honduras (Republic of) 6.25% 1/19/2027	2,882	2,802
	Honduras (Republic of) 5.625% 6/24/2030[6]	1,263	1,132
	Honduras (Republic of) 5.625% 6/24/2030	150	134
	Honduras (Republic of) 8.625% 11/27/2034[6]	350	348
	Honeywell International, Inc. 4.875% 9/1/2029	250	252
	Honeywell International, Inc. 5.35% 3/1/2064	500	469
	Howard Hughes Corp. (The) 5.375% 8/1/2028[6]	1,203	1,170
	Howard Hughes Corp. (The) 4.125% 2/1/2029[6]	669	619
	Howard Hughes Corp. (The) 4.375% 2/1/2031[6]	550	496
	Howden UK Refinance PLC 7.25% 2/15/2031[6]	840	855
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[6]	520	532
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	21,000	20,862
	HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,278
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	1,229	1,037

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	USD16,134	$17,543
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,6]	2,541	2,556
	HUB International, Ltd. 7.25% 6/15/2030[6]	198	203
	HUB International, Ltd. 7.375% 1/31/2032[6]	615	625
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[4,8]	997	1,005
	Humana, Inc. 5.375% 4/15/2031	1,164	1,155
	Humana, Inc. 5.95% 3/15/2034	625	630
	Humana, Inc. 5.75% 4/15/2054	1,183	1,097
	Hungary (Republic of) 6.25% 9/22/2032[6]	760	776
	Hungary (Republic of) 5.50% 3/26/2036[6]	2,770	2,597
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[6]	437	457
	Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[4,8]	324	327
	Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	229
	Hyundai Capital America 1.80% 10/15/2025[6]	666	650
	Hyundai Capital America 1.50% 6/15/2026[6]	3,387	3,226
	Hyundai Capital America 5.60% 3/30/2028[6]	1,600	1,620
	Hyundai Capital America 2.00% 6/15/2028[6]	2,187	1,969
	Hyundai Capital America 5.30% 1/8/2029[6]	975	977
	Hyundai Capital America 6.50% 1/16/2029[6]	853	891
	Hyundai Capital America 4.55% 9/26/2029[6]	2,629	2,553
	Hyundai Capital America 5.40% 1/8/2031[6]	234	234
	Hyundai Capital America 5.40% 6/24/2031[6]	1,000	1,000
	Icahn Enterprises, LP 6.25% 5/15/2026	158	157
	Icahn Enterprises, LP 5.25% 5/15/2027	480	455
	Icahn Enterprises, LP 9.75% 1/15/2029	675	678
	Icahn Enterprises, LP 10.00% 11/15/2029[6]	290	291
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	280	248
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	300	246
	Indonesia (Republic of) 4.65% 9/20/2032	1,350	1,290
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[6]	5,360	5,346
	Ingles Markets, Inc. 4.00% 6/15/2031[6]	865	767
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[6]	1,299	1,201
	Intercontinental Exchange, Inc. 4.00% 9/15/2027	15,260	14,991
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	957	968
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,970	1,893
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[6]	469	431
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[6]	112	95
	International Flavors & Fragrances, Inc. 3.268% 11/15/2040[6]	2,025	1,448
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[6]	247	162
	Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,713
	Intesa Sanpaolo SpA 7.00% 11/21/2025[6]	1,375	1,399
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,6]	1,250	1,403
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,6]	4,000	4,277
	ION Trading Technologies SARL 9.50% 5/30/2029[6]	1,694	1,780
	IQVIA, Inc. 5.00% 5/15/2027[6]	630	621
	IQVIA, Inc. 6.50% 5/15/2030[6]	200	204
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[6]	4,650	4,710
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]	1,330	1,225
	Iron Mountain, Inc. 5.25% 7/15/2030[6]	1,087	1,038
	Iron Mountain, Inc. 6.25% 1/15/2033[6]	110	110
	Israel (State of) 2.875% 3/16/2026	400	391
	Israel (State of) 2.50% 1/15/2030	7,830	6,811
	Israel (State of) 2.75% 7/3/2030	715	622
	Israel (State of) 4.50% 1/17/2033	200	184
	Israel (State of) 5.50% 3/12/2034	260	255
	Israel (State of) 5.75% 3/12/2054	1,540	1,411
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[6]	440	448
	Jersey Central Power & Light Co. 5.10% 1/15/2035[6]	600	586
	Johnson Controls International PLC 4.90% 12/1/2032	851	830
	JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027)[1]	6,714	6,573
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[1]	3,417	3,476

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	JPMorgan Chase & Co. 2.739% 10/15/2030 (3-month USD CME Term SOFR + 1.51% on 10/15/2029)[1]	USD1,703	$1,535
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[1]	2,757	2,705
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	5,355	5,220
	JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[1]	10,980	9,105
	JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]	5,162	5,042
	JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,126	2,824
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	2,100	2,011
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,6]	525	534
	KeHE Distributors, LLC 9.00% 2/15/2029[6]	450	467
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	105	95
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,575	1,395
	Kilroy Realty, LP 6.25% 1/15/2036	89	88
	Kodiak Gas Services, LLC 7.25% 2/15/2029[6]	210	214
	Kookmin Bank 5.375% 5/8/2027[6]	630	640
	Korea East-West Power Co., Ltd. 1.75% 5/6/2025	200	198
	Korea Electric Power Corp. 4.00% 6/14/2027[6]	500	492
	Korea Gas Corp. 5.00% 7/8/2029[6]	2,697	2,702
	Korea National Oil Corp. 4.875% 4/3/2028[6]	200	199
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[6]	220	210
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[4,5,6]	8,968	8,969
	Laboratory Corp. of America Holdings 4.55% 4/1/2032	2,300	2,203
	Laboratory Corp. of America Holdings 4.80% 10/1/2034	1,091	1,034
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[5,6]	99	99
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[5,6]	4,004	4,016
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[5,6]	1,250	1,275
	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[5,6]	1,493	1,487
	Lamar Media Corp. 3.625% 1/15/2031	810	714
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[6]	290	265
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[6]	245	222
	LATAM Airlines Group SA 7.875% 4/15/2030[6]	72	73
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[6]	1,091	1,020
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[6]	720	748
	Lenovo Group, Ltd. 6.536% 7/27/2032	400	421
	Levi Strauss & Co. 3.50% 3/1/2031[6]	775	679
	LGI Homes, Inc. 8.75% 12/15/2028[6]	400	420
	Lightning Power, LLC 7.25% 8/15/2032[6]	450	464
	Lithia Motors, Inc. 3.875% 6/1/2029[6]	320	293
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[6]	820	793
	LPL Holdings, Inc. 4.375% 5/15/2031[6]	880	814
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[1]	1,574	1,688
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[1]	2,812	2,884
	Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[4,5,6]	3,695	3,695
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[6]	430	402
	Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	500	494
	Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	101	87
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	9,000	8,790
	Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	1,000	969
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	2,500	2,397
	Mastercard, Inc. 4.35% 1/15/2032	1,459	1,410
	Mastercard, Inc. 4.875% 5/9/2034	1,529	1,506
	Mastercard, Inc. 4.55% 1/15/2035	1,920	1,841
	Matador Resources Co. 6.50% 4/15/2032[6]	315	312
	Matador Resources Co. 6.25% 4/15/2033[6]	395	384
	Mativ Holdings, Inc. 8.00% 10/1/2029[6]	175	169
	McAfee Corp. 7.375% 2/15/2030[6]	550	535
	McDonald’s Corp. 5.00% 5/17/2029	1,154	1,162
	McDonald’s Corp. 4.95% 8/14/2033	1,765	1,751
	McDonald’s Corp. 5.20% 5/17/2034	1,645	1,663
	McDonald’s Corp. 5.15% 9/9/2052	520	476
	Medline Borrower, LP 6.25% 4/1/2029[6]	841	851
	Medline Borrower, LP 5.25% 10/1/2029[6]	725	700
	Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[4,8]	313	315

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034)[1,6]	USD2,000	$2,007
	Meituan 3.05% 10/28/2030[6]	315	279
	Melco Resorts Finance, Ltd. 5.25% 4/26/2026[6]	10,173	10,031
	Melco Resorts Finance, Ltd. 5.625% 7/17/2027[6]	5,827	5,645
	Merlin Entertainments PLC 5.75% 6/15/2026[6]	440	437
	Methanex US Operations Inc. 6.25% 3/15/2032[6]	230	228
	MetLife, Inc. 5.375% 7/15/2033	1,500	1,517
	MetLife, Inc. 5.30% 12/15/2034	1,000	997
	MetLife, Inc. 5.00% 7/15/2052	230	208
	Metropolitan Life Global Funding I 0.95% 7/2/2025[6]	666	654
	Metropolitan Life Global Funding I 3.45% 12/18/2026[6]	810	793
	Metropolitan Life Global Funding I 1.875% 1/11/2027[6]	1,500	1,421
	Metropolitan Life Global Funding I 1.55% 1/7/2031[6]	571	468
	Metropolitan Life Global Funding I 5.05% 1/8/2034[6]	500	490
	MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	2,500	2,540
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,5,6]	4,704	4,655
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,5,6]	5,213	5,261
	MGM Resorts International 5.50% 4/15/2027	560	557
	MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[6]	200	184
	Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,418
	Microchip Technology, Inc. 5.05% 2/15/2030	2,818	2,799
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[6]	670	675
	Minejesa Capital BV 5.625% 8/10/2037[6]	300	279
	Minejesa Capital BV 5.625% 8/10/2037	200	186
	Mineral Resources, Ltd. 8.125% 5/1/2027[6]	276	277
	Mineral Resources, Ltd. 8.00% 11/1/2027[6]	661	677
	Mineral Resources, Ltd. 9.25% 10/1/2028[6]	1,060	1,113
	Mineral Resources, Ltd. 8.50% 5/1/2030[6]	100	102
	Minerva Luxembourg SA 8.875% 9/13/2033	16,530	17,166
	MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	500	497
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]	10,209	9,939
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	500	487
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,6]	4,994	5,024
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,6]	1,472	1,485
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,6]	7,007	7,051
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,6]	3,460	3,482
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[6]	197	198
	MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[4,8]	180	182
	Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[1]	1,500	1,516
	Molina Healthcare, Inc. 4.375% 6/15/2028[6]	490	465
	Molina Healthcare, Inc. 3.875% 11/15/2030[6]	285	254
	Molina Healthcare, Inc. 6.25% 1/15/2033[6]	520	514
	Moog, Inc. 4.25% 12/9/2027[6]	770	736
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	5,386	5,164
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[1]	2,057	1,984
	Mozambique (Republic of) 9.00% 9/15/2031	1,500	1,181
	MPT Operating Partnership, LP 5.25% 8/1/2026	25	23
	MPT Operating Partnership, LP 5.00% 10/15/2027	1,465	1,237
	Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[4,5,6]	3,274	3,312
	Murphy Oil Corp. 6.00% 10/1/2032	375	361
	MV24 Capital BV 6.748% 6/1/2034	6,769	6,424
	Nabors Industries, Inc. 7.375% 5/15/2027[6]	310	310
	Nabors Industries, Inc. 9.125% 1/31/2030[6]	635	646
	Nabors Industries, Inc. 8.875% 8/15/2031[6]	155	144
	National Australia Bank, Ltd. 5.181% 6/11/2034[6]	4,929	4,943
	Navient Corp. 5.00% 3/15/2027	380	373
	Navient Corp. 4.875% 3/15/2028	935	893
	Navient Corp. 11.50% 3/15/2031	580	649
	Navient Corp. 5.625% 8/1/2033	255	221
	NCR Atleos Corp. 9.50% 4/1/2029[6]	566	614
	Netflix, Inc. 5.375% 11/15/2029[6]	86	88
	Netflix, Inc. 4.90% 8/15/2034	998	978
	Netflix, Inc. 5.40% 8/15/2054	188	183

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[4,8]	USD411	$395
	New York Life Global Funding 1.20% 8/7/2030[6]	11,090	9,132
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,6]	3,651	3,366
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[6]	780	778
	Newell Brands, Inc. 6.375% 5/15/2030	175	176
	Nexstar Media, Inc. 5.625% 7/15/2027[6]	855	835
	Nexstar Media, Inc. 4.75% 11/1/2028[6]	767	716
	NFE Financing, LLC 12.00% 11/15/2029[6]	4,977	5,233
	NGL Energy Operating, LLC 8.125% 2/15/2029[6]	505	512
	NGL Energy Operating, LLC 8.375% 2/15/2032[6]	170	171
	Nigeria (Republic of) 7.696% 2/23/2038	500	409
	Nigeria (Republic of) 8.25% 9/28/2051	1,910	1,527
	Nomura Holdings, Inc. 5.783% 7/3/2034	5,962	6,031
	NongHyup Bank 4.875% 7/3/2028[6]	495	494
	Norfolk Southern Corp. 5.35% 8/1/2054	3,781	3,603
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[6]	1,195	1,214
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[6]	185	191
	Northern States Power Co. 5.40% 3/15/2054	2,144	2,069
	Northrop Grumman Corp. 4.70% 3/15/2033	1,940	1,881
	NOVA Chemicals Corp. 5.25% 6/1/2027[6]	300	292
	NOVA Chemicals Corp. 9.00% 2/15/2030[6]	575	607
	NOVA Chemicals Corp. 7.00% 12/1/2031[6]	230	229
	Novelis Corp. 4.75% 1/30/2030[6]	290	268
	Novelis Corp. 3.875% 8/15/2031[6]	230	198
	NuStar Logistics, LP 5.625% 4/28/2027	630	626
	Nutrien, Ltd. 5.40% 6/21/2034	2,500	2,485
	Occidental Petroleum Corp. 5.55% 10/1/2034	2,269	2,208
	OCI NV 6.70% 3/16/2033[6]	499	503
	OCP SA 3.75% 6/23/2031	3,400	2,937
	Oleoducto Central SA 4.00% 7/14/2027	4,950	4,685
	Olympus Water US Holding Corp. 9.75% 11/15/2028[6]	350	372
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,6]	1,780	1,799
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,6]	792	808
	OneSky Flight, LLC 8.875% 12/15/2029[6]	215	215
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	5,869	5,903
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	11,860	11,963
	Open Text Corp. 3.875% 12/1/2029[6]	600	544
	Open Text Holdings, Inc. 4.125% 12/1/2031[6]	200	178
	Oracle Corp. 3.25% 11/15/2027	4	4
	Osaic Holdings, Inc. 10.75% 8/1/2027[6]	1,643	1,705
	Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.021% 8/17/2028[4,8]	224	225
	Owens & Minor, Inc. 6.625% 4/1/2030[6]	658	618
	Pacific Gas and Electric Co. 2.10% 8/1/2027	150	140
	Pacific Gas and Electric Co. 3.00% 6/15/2028	7,820	7,331
	Pacific Gas and Electric Co. 4.65% 8/1/2028	11,414	11,257
	Pacific Gas and Electric Co. 4.55% 7/1/2030	3,188	3,088
	Pacific Gas and Electric Co. 2.50% 2/1/2031	1,228	1,051
	Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,584
	Pacific Gas and Electric Co. 6.15% 1/15/2033	4,343	4,516
	Pacific Gas and Electric Co. 6.40% 6/15/2033	2,530	2,668
	Pacific Gas and Electric Co. 5.80% 5/15/2034	4,483	4,587
	Pacific Gas and Electric Co. 3.30% 8/1/2040	125	94
	Pacific Gas and Electric Co. 4.95% 7/1/2050	3,839	3,338
	Pacific Gas and Electric Co. 3.50% 8/1/2050	4,459	3,058
	Pacific Gas and Electric Co. 5.90% 10/1/2054	100	99
	PacifiCorp 5.45% 2/15/2034	1,125	1,118
	PacifiCorp 3.30% 3/15/2051	175	114
	PacifiCorp 2.90% 6/15/2052	399	238
	PacifiCorp 5.35% 12/1/2053	1,480	1,362
	PacifiCorp 5.50% 5/15/2054	4,013	3,755
	PacifiCorp 5.80% 1/15/2055	5,465	5,317
	Panama (Republic of) 3.75% 4/17/2026	411	398
	Panama (Republic of) 7.50% 3/1/2031	2,690	2,732
	Panama (Republic of) 6.375% 7/25/2033[6]	1,340	1,205
	Panama (Republic of) 6.40% 2/14/2035	6,000	5,462

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Panama (Republic of) 8.00% 3/1/2038	USD7,900	$7,939
	Panama (Republic of) 6.853% 3/28/2054	200	171
	Panama (Republic of) 4.50% 4/1/2056	1,139	674
	Panama (Republic of) 7.875% 3/1/2057	28,651	27,717
	Panama (Republic of) 4.50% 1/19/2063	1,024	603
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[6]	675	682
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[6]	320	301
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[6]	685	696
	Parker-Hannifin Corp. 3.25% 6/14/2029	70	66
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[6,7,10]	179	18
	Pebblebrook Hotel, LP 6.375% 10/15/2029[6]	305	302
	PECO Energy Co. 5.25% 9/15/2054	700	663
	Performance Food Group, Inc. 5.50% 10/15/2027[6]	395	392
	Performance Food Group, Inc. 4.25% 8/1/2029[6]	500	464
	Performance Food Group, Inc. 6.125% 9/15/2032[6]	225	225
	Permian Resources Operating, LLC 8.00% 4/15/2027[6]	225	230
	Permian Resources Operating, LLC 9.875% 7/15/2031[6]	325	358
	Permian Resources Operating, LLC 7.00% 1/15/2032[6]	300	305
	Permian Resources Operating, LLC 6.25% 2/1/2033[6]	814	804
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	260	255
	Peru (Republic of) 8.75% 11/21/2033	950	1,132
	Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.84% 3/3/2028[4,8]	500	487
	Petroleos Mexicanos 4.25% 1/15/2025	1,979	1,975
	Petroleos Mexicanos 6.875% 10/16/2025	2,884	2,877
	Petroleos Mexicanos 6.875% 8/4/2026	8,616	8,473
	Petroleos Mexicanos 6.49% 1/23/2027	29,433	28,569
	Petroleos Mexicanos 6.50% 3/13/2027	41,760	40,406
	Petroleos Mexicanos 6.84% 1/23/2030	46,173	42,214
	Petroleos Mexicanos 5.95% 1/28/2031	400	338
	Petroleos Mexicanos 6.70% 2/16/2032	2,540	2,212
	Petroleos Mexicanos 7.69% 1/23/2050	590	446
	Petroleos Mexicanos 6.95% 1/28/2060	350	241
	PETRONAS Capital, Ltd. 3.50% 4/21/2030[6]	365	338
	PETRONAS Capital, Ltd. 4.55% 4/21/2050[6]	200	170
	PETRONAS Capital, Ltd. 3.404% 4/28/2061	300	198
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	5,990	5,969
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	10,901	10,597
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,376	4,101
	PG&E Corp. 5.00% 7/1/2028	2,510	2,454
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	970	998
	Philip Morris International, Inc. 1.75% 11/1/2030	503	420
	Philip Morris International, Inc. 5.125% 2/13/2031	238	238
	Philip Morris International, Inc. 4.75% 11/1/2031	609	596
	Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,273
	Philip Morris International, Inc. 5.375% 2/15/2033	9,870	9,894
	Philip Morris International, Inc. 5.625% 9/7/2033	1,000	1,016
	Philip Morris International, Inc. 4.90% 11/1/2034	9,048	8,699
	Philippines (Republic of) 6.375% 10/23/2034	2,320	2,499
	Philippines (Republic of) 5.95% 10/13/2047	600	623
	Planet Financial Group, LLC 10.50% 12/15/2029[6]	180	183
	PLDT, Inc. 2.50% 1/23/2031	380	326
	PLDT, Inc. 3.45% 6/23/2050	200	139
	PM General Purchaser, LLC 9.50% 10/1/2028[6]	125	124
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[1]	7,930	8,659
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	2,300	2,328
	POSCO 5.75% 1/17/2028[6]	305	311
	POSCO Holdings, Inc. 4.875% 1/23/2027[6]	3,520	3,514
	Post Holdings, Inc. 5.50% 12/15/2029[6]	490	475
	Post Holdings, Inc. 4.625% 4/15/2030[6]	535	494
	Post Holdings, Inc. 6.25% 2/15/2032[6]	833	828
	Prestige Brands, Inc. 3.75% 4/1/2031[6]	800	703
	Procter & Gamble Co. 0.55% 10/29/2025	1,792	1,737
	Procter & Gamble Co. 1.00% 4/23/2026	338	324
	Procter & Gamble Co. 3.95% 1/26/2028	2,500	2,470
	Procter & Gamble Co. 1.20% 10/29/2030	1,685	1,391

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Procter & Gamble Co. 4.55% 10/24/2034	USD1,600	$1,566
	Prologis, LP 4.75% 6/15/2033	1,362	1,319
	Prologis, LP 5.00% 3/15/2034	685	669
	Prologis, LP 5.00% 1/31/2035	3,428	3,342
	Prologis, LP 5.25% 6/15/2053	74	69
	Prologis, LP 5.25% 3/15/2054	70	65
	Prudential Financial, Inc. 3.905% 12/7/2047	250	191
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	27,730	26,516
	PT Freeport Indonesia 4.763% 4/14/2027	200	198
	PT Freeport Indonesia 6.20% 4/14/2052	200	198
	PT Krakatau Posco 6.375% 6/11/2027	200	201
	PT Krakatau Posco 6.375% 6/11/2029	200	200
	PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[6]	230	218
	Public Service Company of Colorado 3.20% 3/1/2050	856	569
	Public Service Company of Colorado 2.70% 1/15/2051	274	163
	Public Storage Operating Co. 5.125% 1/15/2029	1,303	1,319
	Public Storage Operating Co. 5.10% 8/1/2033	397	395
	Qatar Energy 3.125% 7/12/2041[6]	16,050	11,873
	QVC, Inc. 4.45% 2/15/2025	450	448
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[6,10]	762	753
	Radiology Partners, Inc. 9.898% PIK 2/15/2030[6,10]	2,059	1,924
	Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[4,8,10]	386	383
	Raizen Fuels Finance SA 6.45% 3/5/2034[6]	7,050	6,974
	Raizen Fuels Finance SA 6.95% 3/5/2054[6]	935	923
	Range Resources Corp. 8.25% 1/15/2029	135	139
	Range Resources Corp. 4.75% 2/15/2030[6]	938	881
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	4,954
	Reliance Industries, Ltd. 3.625% 1/12/2052	250	173
	Reworld Holding Corp. 4.875% 12/1/2029[6]	145	134
	RHP Hotel Properties, LP 7.25% 7/15/2028[6]	391	403
	RHP Hotel Properties, LP 4.50% 2/15/2029[6]	560	530
	RLJ Lodging Trust, LP 3.75% 7/1/2026[6]	40	39
	RLJ Lodging Trust, LP 4.00% 9/15/2029[6]	440	399
	Roche Holdings, Inc. 5.593% 11/13/2033[6]	1,823	1,886
	Roche Holdings, Inc. 4.592% 9/9/2034[6]	2,773	2,659
	Romania 7.625% 1/17/2053[6]	346	350
	Roper Technologies, Inc. 4.75% 2/15/2032	1,000	975
	Roper Technologies, Inc. 4.90% 10/15/2034	3,675	3,536
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[6]	325	329
	Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[6]	450	449
	RTX Corp. 5.00% 2/27/2026	250	251
	RTX Corp. 5.75% 11/8/2026	1,000	1,019
	RTX Corp. 3.125% 5/4/2027	250	241
	RTX Corp. 5.75% 1/15/2029	2,000	2,065
	RTX Corp. 6.00% 3/15/2031	708	743
	RTX Corp. 1.90% 9/1/2031	722	591
	RTX Corp. 6.10% 3/15/2034	2,478	2,611
	RTX Corp. 2.82% 9/1/2051	750	455
	RTX Corp. 3.03% 3/15/2052	500	317
	RTX Corp. 5.375% 2/27/2053	1,000	950
	RTX Corp. 6.40% 3/15/2054	102	111
	Ryan Specialty Group, LLC 4.375% 2/1/2030[6]	555	522
	Ryan Specialty, LLC 5.875% 8/1/2032[6]	320	317
	SAEL, Ltd. 7.80% 7/31/2031[6]	3,940	3,942
	Saks Global Enterprises, LLC 11.00% 12/15/2029[6]	425	410
	Sally Holdings, LLC 6.75% 3/1/2032	560	562
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	12,490	12,977
	Sands China, Ltd. 2.30% 3/8/2027	400	373
	Sands China, Ltd. 5.40% 8/8/2028	22,220	21,986
	Sands China, Ltd. 4.375% 6/18/2030	200	187
	Sands China, Ltd. 3.25% 8/8/2031	6,800	5,828
	Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	6,989
	Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,041
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	11,550	11,734
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	199
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[6]	333	324
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,800	2,688

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Saudi Arabia (Kingdom of) 4.875% 7/18/2033[6]	USD595	$577
	Saudi Arabian Oil Co. 5.25% 7/17/2034[6]	1,695	1,674
	Saudi Arabian Oil Co. 5.75% 7/17/2054[6]	8,605	8,063
	Scientific Games Holdings, LP 6.625% 3/1/2030[6]	616	590
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[6]	280	264
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[6]	860	817
	Seadrill Finance, Ltd. 8.375% 8/1/2030[6]	550	561
	Seagate HDD Cayman 8.50% 7/15/2031	375	401
	Sealed Air Corp. 6.50% 7/15/2032[6]	790	792
	Sensata Technologies BV 4.00% 4/15/2029[6]	620	570
	Sensata Technologies, Inc. 3.75% 2/15/2031[6]	160	140
	Serbia (Republic of) 6.25% 5/26/2028[6]	1,962	1,996
	Serbia (Republic of) 6.50% 9/26/2033[6]	1,378	1,417
	Service Corp. International 5.75% 10/15/2032	225	219
	Service Properties Trust 4.75% 10/1/2026	157	149
	Service Properties Trust 4.95% 2/15/2027	722	675
	Service Properties Trust 3.95% 1/15/2028	340	285
	Service Properties Trust 8.375% 6/15/2029	825	798
	Service Properties Trust 4.95% 10/1/2029	567	452
	Service Properties Trust 4.375% 2/15/2030	1,532	1,159
	Service Properties Trust 8.625% 11/15/2031[6]	1,569	1,640
	Service Properties Trust 8.875% 6/15/2032	250	232
	ServiceNow, Inc. 1.40% 9/1/2030	4,324	3,595
	Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[6]	770	754
	Shell International Finance BV 3.00% 11/26/2051	2,375	1,504
	Shift4 Payments, LLC, 6.75% 8/15/2032[6]	880	896
	Simmons Foods, Inc. 4.625% 3/1/2029[6]	370	342
	Sirius XM Radio, LLC 3.125% 9/1/2026[6]	250	240
	Sirius XM Radio, LLC 5.00% 8/1/2027[6]	500	487
	Sirius XM Radio, LLC 4.00% 7/15/2028[6]	1,000	922
	Sirius XM Radio, LLC 4.125% 7/1/2030[6]	1,019	891
	Sirius XM Radio, LLC 3.875% 9/1/2031[6]	2,356	1,974
	SK hynix, Inc. 1.50% 1/19/2026	3,298	3,181
	SK hynix, Inc. 1.50% 1/19/2026[6]	252	243
	SK hynix, Inc. 6.375% 1/17/2028[6]	200	206
	SK hynix, Inc. 2.375% 1/19/2031[6]	294	247
	SM Energy Co. 6.50% 7/15/2028	135	134
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[4,5,6]	3,926	3,975
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[6]	4,125	4,126
	Sonic Automotive, Inc. 4.625% 11/15/2029[6]	425	393
	Sonic Automotive, Inc. 4.875% 11/15/2031[6]	1,020	916
	South Africa (Republic of) 4.30% 10/12/2028	1,034	968
	South Africa (Republic of) 5.375% 7/24/2044	800	601
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]	163	158
	Southern California Edison Co. 2.85% 8/1/2029	1,100	1,005
	Southern California Edison Co. 5.20% 6/1/2034	2,176	2,155
	Southern California Edison Co. 3.65% 2/1/2050	596	426
	Southern California Edison Co. 2.95% 2/1/2051	6,231	3,922
	Southern California Edison Co. 3.45% 2/1/2052	6,682	4,524
	Southern California Edison Co. 5.75% 4/15/2054	3,981	3,909
	Southwestern Electric Power Co. 3.25% 11/1/2051	675	428
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	192	182
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[6]	171	183
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[6]	1,157	1,282
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[4,8]	20	20
	Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1,6]	3,500	3,421
	Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1]	1,200	1,173
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[1,6]	6,796	6,812
	Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[1,6]	957	828
	Starwood Property Trust, Inc. 6.50% 7/1/2030[6]	75	75
	Station Casinos, LLC 6.625% 3/15/2032[6]	205	204
	Stillwater Mining Co. 4.00% 11/16/2026[2]	11,042	10,494
	STL Holding Co., LLC 8.75% 2/15/2029[6]	275	292

28	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]	USD235	$199
	Summit Materials, LLC 7.25% 1/15/2031[6]	730	775
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[6]	575	597
	Sunoco, LP 7.00% 5/1/2029[6]	195	200
	Sunoco, LP 4.50% 5/15/2029	1,375	1,297
	Sunoco, LP 4.50% 4/30/2030	160	149
	Superior Plus, LP 4.50% 3/15/2029[6]	148	135
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[6]	180	184
	Surgery Center Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.089% 12/19/2030[4,8]	90	90
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,6]	1,400	1,392
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[1]	1,121	1,132
	Talen Energy Supply, LLC 8.625% 6/1/2030[6]	1,520	1,621
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[4,8]	425	427
	Talos Production, Inc. 9.00% 2/1/2029[6]	850	873
	Talos Production, Inc. 9.375% 2/1/2031[6]	580	592
	Target Corp. 4.50% 9/15/2034	3,189	3,033
	Tencent Holdings, Ltd. 3.975% 4/11/2029	250	241
	Tencent Holdings, Ltd. 2.39% 6/3/2030[6]	300	262
	Tencent Holdings, Ltd. 3.68% 4/22/2041	1,535	1,200
	Tencent Holdings, Ltd. 3.24% 6/3/2050[6]	9,220	6,126
	Tencent Holdings, Ltd. 3.24% 6/3/2050	1,965	1,306
	Tencent Holdings, Ltd. 3.84% 4/22/2051	4,082	3,033
	Tenet Healthcare Corp. 4.625% 6/15/2028	850	814
	Tenet Healthcare Corp. 6.75% 5/15/2031	940	950
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,070	16,417
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	2,050	2,004
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	461	516
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	616
	Texas Combined Tirz I, LLC 0% 12/7/2062[6,7]	100	100
	Texas Instruments, Inc. 4.60% 2/8/2029	1,600	1,596
	Texas Instruments, Inc. 4.85% 2/8/2034	1,144	1,126
	TGS ASA 8.50% 1/15/2030[6]	435	447
	Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	122
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	9,193	8,420
	T-Mobile USA, Inc. 5.05% 7/15/2033	946	927
	T-Mobile USA, Inc. 3.00% 2/15/2041	1,376	982
	T-Mobile USA, Inc. 5.65% 1/15/2053	200	194
	T-Mobile USA, Inc. 5.75% 1/15/2054	265	259
	TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	486
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	2,991	2,952
	Toronto-Dominion Bank (The) 5.146% 9/10/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 9/10/2029)[1]	4,449	4,364
	TotalEnergies Capital SA 5.15% 4/5/2034	1,184	1,179
	TotalEnergies Capital SA 4.724% 9/10/2034	1,418	1,364
	TotalEnergies Capital SA 5.488% 4/5/2054	2,227	2,136
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[4,5,6]	1,123	1,106
	TransDigm, Inc. 5.50% 11/15/2027	835	821
	TransDigm, Inc. 6.375% 3/1/2029[6]	350	351
	TransDigm, Inc. 4.875% 5/1/2029	500	473
	TransDigm, Inc. 6.875% 12/15/2030[6]	135	137
	TransDigm, Inc. 6.625% 3/1/2032[6]	275	278
	Transocean Aquila, Ltd. 8.00% 9/30/2028[6]	68	70
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[6]	1,117	1,141
	Transocean, Inc. 8.25% 5/15/2029[6]	185	181
	Transocean, Inc. 8.75% 2/15/2030[6]	315	326
	Transocean, Inc. 8.50% 5/15/2031[6]	415	407
	Transocean, Inc. 6.80% 3/15/2038	625	513
	Travel + Leisure Co. 4.625% 3/1/2030[6]	250	233
	TreeHouse Foods, Inc. 4.00% 9/1/2028	410	373
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,7]	555	555
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,6]	1,467	1,453
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,6]	317	312
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[6]	500	552
	Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[4,5,6]	3,511	3,518
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[1]	791	846

Capital World Bond Fund	29

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	USD2,294	$2,337
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[1]	6,487	6,540
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[4,8]	845	868
	Turkey (Republic of) 6.50% 4/26/2030[6]	1,895	1,875
	Turkey (Republic of) 7.125% 7/17/2032	9,695	9,629
	Turkey (Republic of) 6.00% 1/14/2041	2,500	2,061
	U.S. Treasury 2.875% 4/30/2025	72	71
	U.S. Treasury 3.875% 4/30/2025	5,000	4,993
	U.S. Treasury 0.25% 6/30/2025	1,895	1,859
	U.S. Treasury 4.625% 6/30/2025	20	20
	U.S. Treasury 3.125% 8/15/2025	2,500	2,483
	U.S. Treasury 5.00% 9/30/2025	1,350	1,357
	U.S. Treasury 0.25% 10/31/2025	45	44
	U.S. Treasury 3.00% 10/31/2025	11	11
	U.S. Treasury 4.50% 11/15/2025	29	29
	U.S. Treasury 4.00% 12/15/2025	307	307
	U.S. Treasury 4.25% 1/31/2026	11,121	11,124
	U.S. Treasury 1.625% 2/15/2026	4,000	3,887
	U.S. Treasury 4.625% 2/28/2026	30	30
	U.S. Treasury 0.75% 3/31/2026	2,000	1,916
	U.S. Treasury 2.25% 3/31/2026	25	24
	U.S. Treasury 0.75% 4/30/2026	1,156	1,105
	U.S. Treasury 4.875% 4/30/2026	28,655	28,886
	U.S. Treasury 3.625% 5/15/2026	85	84
	U.S. Treasury 4.875% 5/31/2026[12]	145,690	146,947
	U.S. Treasury 0.875% 6/30/2026	3,880	3,693
	U.S. Treasury 4.50% 7/15/2026	11,597	11,641
	U.S. Treasury 4.625% 9/15/2026	7,692	7,740
	U.S. Treasury 0.875% 9/30/2026	10,826	10,219
	U.S. Treasury 4.125% 10/31/2026	19,900	19,859
	U.S. Treasury 4.625% 11/15/2026	2,599	2,617
	U.S. Treasury 1.625% 11/30/2026	25	24
	U.S. Treasury 4.25% 11/30/2026	89	89
	U.S. Treasury 4.375% 12/15/2026	6,507	6,523
	U.S. Treasury 4.00% 1/15/2027	22	22
	U.S. Treasury 2.25% 2/15/2027	4,550	4,368
	U.S. Treasury 4.125% 2/15/2027	11,699	11,671
	U.S. Treasury 4.25% 3/15/2027	5,000	5,000
	U.S. Treasury 2.50% 3/31/2027	3,853	3,711
	U.S. Treasury 4.50% 4/15/2027	5,896	5,927
	U.S. Treasury 0.50% 4/30/2027	300	275
	U.S. Treasury 2.375% 5/15/2027	2,160	2,069
	U.S. Treasury 2.625% 5/31/2027	2,170	2,090
	U.S. Treasury 4.625% 6/15/2027	60	61
	U.S. Treasury 4.375% 7/15/2027	1,096	1,099
	U.S. Treasury 2.75% 7/31/2027	3,900	3,758
	U.S. Treasury 4.125% 9/30/2027[12]	40,782	40,642
	U.S. Treasury 3.875% 10/15/2027	276	273
	U.S. Treasury 3.875% 11/30/2027	5,250	5,193
	U.S. Treasury 2.75% 2/15/2028	310	296
	U.S. Treasury 1.125% 2/29/2028	8,937	8,111
	U.S. Treasury 4.00% 2/29/2028	5,688	5,639
	U.S. Treasury 1.25% 3/31/2028	2,730	2,480
	U.S. Treasury 3.625% 3/31/2028	— [11]	— [11]
	U.S. Treasury 1.25% 5/31/2028	1,715	1,550
	U.S. Treasury 3.625% 5/31/2028	350	342
	U.S. Treasury 1.25% 6/30/2028	2,119	1,910
	U.S. Treasury 4.00% 6/30/2028	413	409
	U.S. Treasury 2.875% 8/15/2028	1,030	980
	U.S. Treasury 1.125% 8/31/2028	15,000	13,384
	U.S. Treasury 4.375% 8/31/2028	7,970	7,979
	U.S. Treasury 4.625% 9/30/2028	840	848
	U.S. Treasury 3.75% 12/31/2028	1,286	1,258
	U.S. Treasury 4.00% 1/31/2029	1,146	1,131
	U.S. Treasury 4.125% 3/31/2029	1,174	1,163
	U.S. Treasury 4.625% 4/30/2029	56,002	56,565
	U.S. Treasury 4.50% 5/31/2029	9,054	9,101
	U.S. Treasury 3.25% 6/30/2029	1,700	1,623

30	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	U.S. Treasury 1.625% 8/15/2029	USD7,095	$6,301
	U.S. Treasury 4.125% 10/31/2029	20,068	19,846
	U.S. Treasury 3.875% 12/31/2029	2,000	1,955
	U.S. Treasury 4.375% 12/31/2029	4,102	4,101
	U.S. Treasury 1.50% 2/15/2030	240	209
	U.S. Treasury 0.625% 5/15/2030	17,634	14,479
	U.S. Treasury 3.75% 5/31/2030	9,581	9,277
	U.S. Treasury 0.625% 8/15/2030	20	16
	U.S. Treasury 4.625% 9/30/2030	2,880	2,908
	U.S. Treasury 4.375% 11/30/2030	7,800	7,775
	U.S. Treasury 4.25% 2/28/2031	1,900	1,879
	U.S. Treasury 4.125% 3/31/2031	1,900	1,866
	U.S. Treasury 4.625% 4/30/2031	24	24
	U.S. Treasury 1.625% 5/15/2031	2,810	2,372
	U.S. Treasury 1.25% 8/15/2031	1,114	910
	U.S. Treasury 4.125% 10/31/2031	126	124
	U.S. Treasury 4.125% 11/30/2031	2,270	2,222
	U.S. Treasury 2.875% 5/15/2032[12]	18,675	16,785
	U.S. Treasury 3.875% 8/15/2033[12]	58,488	55,709
	U.S. Treasury 4.50% 11/15/2033	1,053	1,049
	U.S. Treasury 4.375% 5/15/2034[12]	32,438	31,966
	U.S. Treasury 3.875% 8/15/2034	3,370	3,189
	U.S. Treasury 4.25% 11/15/2034	134,612	131,194
	U.S. Treasury 4.50% 8/15/2039	2,270	2,211
	U.S. Treasury 4.375% 11/15/2039	1,500	1,439
	U.S. Treasury 4.625% 2/15/2040	250	246
	U.S. Treasury 1.125% 8/15/2040	2,742	1,638
	U.S. Treasury 1.875% 2/15/2041	11,036	7,403
	U.S. Treasury 2.25% 5/15/2041	7,922	5,629
	U.S. Treasury 1.75% 8/15/2041	6,287	4,076
	U.S. Treasury 2.00% 11/15/2041	669	450
	U.S. Treasury 3.125% 11/15/2041	100	81
	U.S. Treasury 2.375% 2/15/2042	1,804	1,285
	U.S. Treasury 3.25% 5/15/2042	5,327	4,338
	U.S. Treasury 2.75% 8/15/2042	100	75
	U.S. Treasury 2.75% 11/15/2042	1,481	1,107
	U.S. Treasury 4.00% 11/15/2042	245	221
	U.S. Treasury 3.875% 2/15/2043	160	141
	U.S. Treasury 2.875% 5/15/2043	1,800	1,365
	U.S. Treasury 3.875% 5/15/2043	11,170	9,842
	U.S. Treasury 3.625% 8/15/2043	1,230	1,043
	U.S. Treasury 4.375% 8/15/2043	111	104
	U.S. Treasury 4.75% 11/15/2043	670	662
	U.S. Treasury 4.50% 2/15/2044	4,246	4,057
	U.S. Treasury 3.375% 5/15/2044	1,550	1,258
	U.S. Treasury 4.125% 8/15/2044	1,389	1,258
	U.S. Treasury 4.625% 11/15/2044	30	29
	U.S. Treasury 2.50% 2/15/2045	1,900	1,320
	U.S. Treasury 3.00% 5/15/2045	655	496
	U.S. Treasury 2.875% 8/15/2045	1,250	923
	U.S. Treasury 2.50% 2/15/2046	2,510	1,718
	U.S. Treasury 2.75% 8/15/2047	3,455	2,433
	U.S. Treasury 3.00% 2/15/2048	1,000	735
	U.S. Treasury 3.125% 5/15/2048	800	600
	U.S. Treasury 3.00% 8/15/2048	896	656
	U.S. Treasury 2.25% 8/15/2049	256	159
	U.S. Treasury 2.375% 11/15/2049	258	164
	U.S. Treasury 2.00% 2/15/2050	20,560	11,960
	U.S. Treasury 1.25% 5/15/2050	12,110	5,754
	U.S. Treasury 1.375% 8/15/2050	1,605	784
	U.S. Treasury 1.875% 2/15/2051	1,552	865
	U.S. Treasury 2.375% 5/15/2051	2,049	1,291
	U.S. Treasury 2.00% 8/15/2051[12]	37,600	21,523
	U.S. Treasury 1.875% 11/15/2051	2,099	1,160
	U.S. Treasury 2.25% 2/15/2052[12]	57,500	34,918
	U.S. Treasury 2.875% 5/15/2052	3,157	2,212
	U.S. Treasury 3.00% 8/15/2052	1,843	1,325
	U.S. Treasury 4.00% 11/15/2052	5,191	4,528
	U.S. Treasury 3.625% 2/15/2053	383	312

Capital World Bond Fund	31

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	U.S. Treasury 3.625% 5/15/2053	USD7,444	$6,063
	U.S. Treasury 4.125% 8/15/2053	600	535
	U.S. Treasury 4.75% 11/15/2053	3,187	3,158
	U.S. Treasury 4.25% 2/15/2054	3,055	2,792
	U.S. Treasury 4.625% 5/15/2054	24,231	23,588
	U.S. Treasury 4.25% 8/15/2054	35,791	32,752
	U.S. Treasury 4.50% 11/15/2054	2,115	2,020
	U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[3]	3,249	3,150
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3,12]	17,774	9,791
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	2,560	2,052
	U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[3]	2,508	2,324
	Uber Technologies, Inc. 7.50% 9/15/2027[6]	298	304
	Uber Technologies, Inc. 6.25% 1/15/2028[6]	575	580
	Uber Technologies, Inc. 4.50% 8/15/2029[6]	225	218
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,6,13]	3,799	3,660
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,6]	2,000	2,013
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,6]	4,000	3,781
	UKG, Inc. 6.875% 2/1/2031[6]	1,782	1,810
	UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030)[1,6]	16,050	15,514
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[5,14]	699	569
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[5,14]	19,488	17,239
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[5,14]	2,003	1,884
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[5,14]	781	754
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[5,14]	898	902
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[5,14]	2,466	2,319
	Union Pacific Corp. 2.80% 2/14/2032	2,000	1,735
	Union Pacific Corp. 4.30% 3/1/2049	1,550	1,279
	United Mexican States 4.875% 5/19/2033	210	188
	United Mexican States 6.00% 5/7/2036	880	830
	United Mexican States 6.338% 5/4/2053	3,120	2,788
	United Mexican States 6.40% 5/7/2054	910	817
	United Mexican States 3.771% 5/24/2061	1,300	741
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.107% 5/1/2031[4,8]	398	405
	United Rentals (North America), Inc. 3.875% 2/15/2031	840	751
	United Rentals (North America), Inc. 6.125% 3/15/2034[6]	100	99
	UnitedHealth Group, Inc. 3.70% 5/15/2027	1,423	1,395
	UnitedHealth Group, Inc. 4.80% 1/15/2030	2,200	2,189
	UnitedHealth Group, Inc. 4.95% 1/15/2032	2,650	2,621
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,365	1,287
	UnitedHealth Group, Inc. 4.50% 4/15/2033	500	475
	UnitedHealth Group, Inc. 5.15% 7/15/2034	4,367	4,311
	UnitedHealth Group, Inc. 4.25% 6/15/2048	757	608
	UnitedHealth Group, Inc. 3.25% 5/15/2051	731	483
	UnitedHealth Group, Inc. 4.75% 5/15/2052	230	197
	UnitedHealth Group, Inc. 5.375% 4/15/2054	500	469
	UnitedHealth Group, Inc. 5.625% 7/15/2054	3,657	3,552
	Universal Entertainment Corp. 9.875% 8/1/2029[6]	400	399
	Univision Communications, Inc. 6.625% 6/1/2027[6]	200	199
	Univision Communications, Inc. 8.00% 8/15/2028[6]	1,170	1,193
	Univision Communications, Inc. 4.50% 5/1/2029[6]	1,775	1,591
	Univision Communications, Inc. 7.375% 6/30/2030[6]	50	48
	US Foods, Inc. 4.625% 6/1/2030[6]	585	551
	USI, Inc. 7.50% 1/15/2032[6]	200	207
	Vail Resorts, Inc. 6.50% 5/15/2032[6]	325	329
	Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
	Valvoline, Inc. 3.625% 6/15/2031[6]	758	649
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[6]	185	193
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[4,8,10]	107	108
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[4,8,10]	178	177
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[6]	610	561
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[6]	189	191
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[6]	1,215	1,089
	Venture Global LNG, Inc. 8.125% 6/1/2028[6]	500	521
	Venture Global LNG, Inc. 9.50% 2/1/2029[6]	500	553

32	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Venture Global LNG, Inc. 7.00% 1/15/2030[6]	USD325	$330
	Veralto Corp. 5.35% 9/18/2028	3,250	3,293
	Veralto Corp. 5.45% 9/18/2033	2,500	2,510
	Veritiv Operating Co. 10.50% 11/30/2030[6]	235	253
	Verizon Communications, Inc. 1.75% 1/20/2031	1,212	999
	Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,362
	Verizon Communications, Inc. 3.55% 3/22/2051	794	562
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	4,767	4,806
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[4,5,6]	6,338	6,367
	Viasat, Inc. 5.625% 9/15/2025[6]	25	25
	Viasat, Inc. 5.625% 4/15/2027[6]	630	610
	Viasat, Inc. 6.50% 7/15/2028[6]	825	670
	Viasat, Inc. 7.50% 5/30/2031[6]	575	400
	Viatris, Inc. 4.00% 6/22/2050	959	654
	VICI Properties, LP 4.375% 5/15/2025	996	994
	VICI Properties, LP 4.625% 6/15/2025[6]	751	749
	VICI Properties, LP 4.50% 1/15/2028[6]	642	628
	VICI Properties, LP 4.75% 2/15/2028	2,064	2,048
	VICI Properties, LP 4.95% 2/15/2030	2,267	2,224
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,000	957
	Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[6]	425	419
	Vital Energy, Inc. 7.875% 4/15/2032[6]	375	361
	W&T Offshore, Inc. 11.75% 2/1/2026[6]	325	329
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	800	776
	Wand NewCo 3, Inc. 7.625% 1/30/2032[6]	665	684
	Warrior Met Coal, Inc. 7.875% 12/1/2028[6]	152	158
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[6]	752	750
	Weatherford International, Ltd. 8.625% 4/30/2030[6]	423	437
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	9,491	7,932
	WESCO Distribution, Inc. 6.625% 3/15/2032[6]	725	738
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,6]	1,488	1,490
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[5,6]	379	380
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	8,440	8,422
	Westpac Banking Corp. 2.963% 11/16/2040	400	285
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[6]	235	227
	Willis North America, Inc. 4.65% 6/15/2027	375	374
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,6]	963	965
	WMG Acquisition Corp. 3.75% 12/1/2029[6]	845	779
	WMG Acquisition Corp. 3.875% 7/15/2030[6]	1,010	921
	WMG Acquisition Corp. 3.00% 2/15/2031[6]	605	529
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,2,7]	150	151
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,2,7]	680	685
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[6]	830	792
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[6]	277	289
	Xcel Energy, Inc. 2.35% 11/15/2031	535	443
	Xcel Energy, Inc. 5.45% 8/15/2033	1,579	1,567
	Xcel Energy, Inc. 5.50% 3/15/2034	2,976	2,966
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	149
	YPF Energia Electrica SA 7.875% 10/16/2032[6]	280	277
			5,129,010
	Total bonds, notes & other debt instruments (cost: $10,179,526,000)		9,507,823
Convertible bonds & notes 0.02%
U.S. dollars 0.02%
	Airbnb, Inc., convertible notes, 0% 3/15/2026	543	511
	Carnival Corp., convertible notes, 5.75% 12/1/2027	195	393
	Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	150	157
	Duke Energy Corp., convertible notes, 4.125% 4/15/2026	230	237
	EchoStar Corp., convertible notes, 3.875% 11/30/2030[10]	156	165

Capital World Bond Fund	33

Convertible bonds & notes (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027		USD236	$221
PENN Entertainment, Inc. 2.75% 5/15/2026		87	96
Royal Caribbean Cruises, Ltd., convertible notes, 6.00% 8/15/2025		152	705
			2,485
Total convertible bonds & notes (cost: $2,001,000)			2,485
Preferred securities 0.01%		Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares[6,7,15]		277	488
Total preferred securities (cost: $287,000)			488
Common stocks 0.02%
U.S. dollars 0.02%
Constellation Oil Services Holding SA7,15		2,781,697	1,132
New Fortress Energy, Inc., Class A16		35,170	532
Venator Materials PLC[7,15]		706	280
WeWork, Inc.[7,15]		12,449	162
Endo GUC Trust, Class A1[6,7,15]		45,666	17
Endo, Inc., 1L 6.125% Escrow[7,15]		805,000	— [11]
Altera Infrastructure, LP7,15		77	6
Bighorn Permian Resources, LLC[7]		2,668	— [11]
Party City Holdco, Inc.[7,15]		8,980	— [11]
Party City Holdco, Inc.[6,7,15]		89	— [11]
Total common stocks (cost: $2,097,000)			2,129
Investment funds 0.00%
Capital Group Central Corporate Bond Fund[17]		25,167	209
Total investment funds (cost: $204,000)			209
Short-term securities 6.49%
Money market investments 4.13%
Capital Group Central Cash Fund 4.50%[17,18]		4,216,452	421,730
	Weighted average yield at acquisition	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 1.52%
Alberta (Province of) 2/3/2025[6]	4.348%	USD80,000	79,672
FMS Wertmanagement 1/16/2025[6]	4.282	75,000	74,856
			154,528

Bills & notes of governments & government agencies outside the U.S. 0.84%
Egypt (Arab Republic of) 3/11/2025	21.301	EGP447,975	8,396
Egypt (Arab Republic of) 3/18/2025	21.386	2,702,400	50,387
Egypt (Arab Republic of) 6/17/2025	25.730	70,125	1,222
Egypt (Arab Republic of) 11/11/2025	20.307	119,525	1,920
Nigeria (Republic of) 2/11/2025	18.000	NGN2,226,735	1,401
Nigeria (Republic of) 2/20/2025	17.782	2,968,980	1,862
Nigeria (Republic of) 2/25/2025	18.045	9,111,892	5,695
Nigeria (Republic of) 3/6/2025	18.086	14,353,391	8,920
Nigeria (Republic of) 3/13/2025	17.900	3,958,635	2,449
Nigeria (Republic of) 3/27/2025	18.586	6,015,168	3,691
			85,943
Total short-term securities (cost: $668,440,000)			662,201

34	Capital World Bond Fund

Options purchased (equity style) 0.00%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Options purchased (equity style)*			$41
Total options purchased (equity style) (cost: $207,000)			41
Total investment securities 99.67% (cost: $10,852,762,000)			10,175,376
Total options written† (0.01)% (premium received: $129,000)			(537)
Other assets less liabilities 0.34%			34,428
Net assets 100.00%			$10,209,267
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	290	3/14/2025	USD97.00	USD72,500	$4
3 Month SOFR Futures Option	15	6/13/2025	97.00	3,750	2
3 Month SOFR Futures Option	34	9/12/2025	97.00	8,500	7
3 Month SOFR Futures Option	310	9/12/2025	98.00	77,500	27
					$40
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Put
USD/CAD Foreign Currency Options	Bank of America	1/30/2025	CAD1.36	USD30,000	$1
†Options written (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 12/31/2024 (000)
Call
USD/CAD Foreign Currency Options	Bank of America	1/30/2025	CAD1.41	USD(30,000)	$(537)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	7	3/3/2025	USD2,791	$1
30 Day Federal Funds Futures	Short	10	5/1/2025	(3,993)	(1)
30 Day Federal Funds Futures	Long	14	8/1/2025	5,598	4
3 Month SOFR Futures	Short	11	3/19/2025	(2,630)	— [11]
3 Month SOFR Futures	Short	8	9/17/2025	(1,919)	— [11]
3 Month SONIA Futures	Long	977	3/17/2026	293,286	(441)
3 Month SOFR Futures	Long	43	3/18/2026	10,326	(22)
2 Year Euro-Schatz Futures	Short	1,014	3/10/2025	(112,372)	197
2 Year Canadian Government Bond Futures	Long	22	3/31/2025	1,608	8
2 Year U.S. Treasury Note Futures	Long	1,462	4/3/2025	300,601	(122)

Capital World Bond Fund	35

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
5 Year Euro-Bobl Futures	Long	2,887	3/10/2025	USD352,460	$(4,428)
5 Year Canadian Government Bond Futures	Long	181	3/31/2025	14,263	118
5 Year U.S. Treasury Note Futures	Long	5,946	4/3/2025	632,088	(4,004)
10 Year Italy Government Bond Futures	Long	782	3/10/2025	97,188	(2,367)
10 Year French Government Bond Futures	Long	282	3/10/2025	36,046	(720)
10 Year Euro-Bund Futures	Short	1,901	3/10/2025	(262,763)	5,438
10 Year Australian Treasury Bond Futures	Long	43	3/17/2025	3,004	(41)
10 Year Japanese Government Bond Futures	Short	182	3/21/2025	(164,135)	803
10 Year UK Gilt Futures	Long	1,413	3/31/2025	163,467	(4,196)
10 Year Canadian Government Bond Futures	Long	873	3/31/2025	74,464	631
10 Year U.S. Treasury Note Futures	Short	373	3/31/2025	(40,564)	645
10 Year Ultra U.S. Treasury Note Futures	Short	778	3/31/2025	(86,601)	1,602
20 Year U.S. Treasury Note Futures	Long	1,646	3/31/2025	187,387	(5,065)
30 Year Euro-Buxl Futures	Long	10	3/10/2025	1,374	(63)
30 Year Ultra U.S. Treasury Bond Futures	Long	164	3/31/2025	19,501	(1,069)
					$(13,092)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	369	EUR	350	BNP Paribas	1/2/2025	$6
USD	221	EUR	210	BNP Paribas	1/2/2025	4
EUR	210	USD	222	Barclays Bank PLC	1/2/2025	(5)
EUR	350	USD	371	Barclays Bank PLC	1/2/2025	(8)
USD	363	ZAR	6,627	JPMorgan Chase	1/7/2025	12
USD	88,846	JPY	13,719,116	BNP Paribas	1/8/2025	1,571
USD	15,088	EUR	14,308	UBS AG	1/8/2025	262
USD	4,863	EUR	4,630	JPMorgan Chase	1/8/2025	66
USD	2,079	EUR	1,976	JPMorgan Chase	1/8/2025	32
USD	1,232	EUR	1,170	BNP Paribas	1/8/2025	20
USD	667	EUR	630	BNP Paribas	1/8/2025	14
USD	856	EUR	815	JPMorgan Chase	1/8/2025	11
USD	532	EUR	503	HSBC Bank	1/8/2025	11
USD	455	EUR	430	BNP Paribas	1/8/2025	10
USD	566	EUR	540	Citibank	1/8/2025	7
USD	245	EUR	232	HSBC Bank	1/8/2025	5
USD	211	EUR	200	BNP Paribas	1/8/2025	3
USD	112	EUR	106	JPMorgan Chase	1/8/2025	2
USD	129	EUR	123	Citibank	1/8/2025	2
THB	974	USD	28	HSBC Bank	1/8/2025	— [11]
EUR	190	USD	198	Citibank	1/8/2025	(1)
EUR	260	USD	271	Citibank	1/8/2025	(2)
EUR	400	USD	417	Citibank	1/8/2025	(3)
MYR	4,173	USD	937	JPMorgan Chase	1/8/2025	(5)
EUR	841	USD	886	UBS AG	1/8/2025	(15)
ILS	7,348	USD	2,060	Citibank	1/8/2025	(38)
USD	1,969	ILS	7,348	Bank of America	1/8/2025	(53)
JPY	1,925,121	USD	12,467	BNP Paribas	1/8/2025	(220)
EUR	96,834	USD	102,078	Morgan Stanley	1/8/2025	(1,740)
USD	1,912	GBP	1,499	Bank of New York Mellon	1/9/2025	35
TRY	22,750	USD	627	Goldman Sachs	1/9/2025	10
USD	608	PLN	2,476	Bank of New York Mellon	1/9/2025	8
USD	627	CNH	4,547	UBS AG	1/9/2025	7
PLN	2,356	USD	564	HSBC Bank	1/9/2025	6
USD	603	CZK	14,686	JPMorgan Chase	1/9/2025	(1)

36	Capital World Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
ZAR	2,353	USD	130	UBS AG	1/9/2025	$(6)
CZK	14,653	USD	609	JPMorgan Chase	1/9/2025	(6)
CNH	4,531	USD	626	Standard Chartered Bank	1/9/2025	(9)
MXN	12,398	USD	610	UBS AG	1/9/2025	(16)
PLN	2,968	USD	734	Citibank	1/9/2025	(16)
CNH	444,097	USD	61,396	Standard Chartered Bank	1/9/2025	(874)
USD	123,014	BRL	719,015	JPMorgan Chase	1/10/2025	6,856
USD	31,877	KRW	45,344,790	Morgan Stanley	1/10/2025	1,170
USD	3,436	IDR	54,756,626	Citibank	1/10/2025	50
USD	3,965	BRL	24,239	Morgan Stanley	1/10/2025	49
USD	1,187	KRW	1,700,000	Goldman Sachs	1/10/2025	36
USD	1,442	IDR	23,000,000	Citibank	1/10/2025	20
USD	877	BRL	5,344	Citibank	1/10/2025	14
USD	253	EUR	240	BNP Paribas	1/10/2025	4
USD	94	EUR	90	HSBC Bank	1/10/2025	1
COP	482,869	USD	108	Morgan Stanley	1/10/2025	1
USD	84	EUR	80	BNP Paribas	1/10/2025	1
CLP	9,215	USD	9	JPMorgan Chase	1/10/2025	— [11]
USD	130	COP	576,881	Morgan Stanley	1/10/2025	— [11]
USD	52	EUR	50	HSBC Bank	1/10/2025	— [11]
IDR	38,161	USD	2	JPMorgan Chase	1/10/2025	— [11]
PEN	19	USD	5	Morgan Stanley	1/10/2025	— [11]
EUR	60	USD	63	Citibank	1/10/2025	— [11]
PEN	3,212	USD	855	Morgan Stanley	1/10/2025	— [11]
EUR	160	USD	167	Citibank	1/10/2025	(1)
BRL	55,070	USD	8,912	Morgan Stanley	1/10/2025	(16)
BRL	5,552	USD	933	Citibank	1/10/2025	(36)
IDR	78,419,458	USD	4,921	Citibank	1/10/2025	(72)
BRL	56,570	USD	9,228	BNP Paribas	1/10/2025	(89)
INR	654,804	USD	7,734	HSBC Bank	1/10/2025	(95)
CLP	5,963,793	USD	6,136	Morgan Stanley	1/10/2025	(139)
BRL	67,190	USD	11,027	BNP Paribas	1/10/2025	(173)
JPY	10,189,480	USD	68,669	UBS AG	1/10/2025	(3,832)
USD	3,045	EUR	2,900	UBS AG	1/13/2025	39
USD	248	ILS	900	UBS AG	1/13/2025	1
ILS	900	USD	252	Goldman Sachs	1/13/2025	(4)
ILS	14,850	USD	4,095	UBS AG	1/13/2025	(10)
EUR	2,900	USD	3,048	JPMorgan Chase	1/13/2025	(42)
EUR	5,895	USD	6,189	HSBC Bank	1/13/2025	(79)
EUR	97,421	USD	102,505	Citibank	1/13/2025	(1,538)
USD	47,898	EUR	45,386	Citibank	1/14/2025	858
USD	11,196	EUR	10,640	Morgan Stanley	1/14/2025	169
USD	7,204	EUR	6,800	Barclays Bank PLC	1/14/2025	156
USD	3,734	EUR	3,540	JPMorgan Chase	1/14/2025	65
USD	1,286	EUR	1,220	Citibank	1/14/2025	21
USD	2,063	EUR	1,980	Citibank	1/14/2025	11
USD	453	EUR	430	Citibank	1/14/2025	8
USD	124	CZK	2,968	JPMorgan Chase	1/14/2025	2
USD	116	EUR	110	JPMorgan Chase	1/14/2025	2
EUR	110	USD	115	Citibank	1/14/2025	(1)
EUR	130	USD	137	Citibank	1/14/2025	(2)
ZAR	3,454	USD	190	JPMorgan Chase	1/14/2025	(7)
CNH	24,387	USD	3,354	BNP Paribas	1/14/2025	(31)
EUR	2,040	USD	2,162	Citibank	1/14/2025	(48)
EUR	2,880	USD	3,037	JPMorgan Chase	1/14/2025	(53)
EUR	3,420	USD	3,600	HSBC Bank	1/14/2025	(56)
CNH	1,633,398	USD	225,021	UBS AG	1/14/2025	(2,403)
USD	28,437	HUF	11,109,300	Citibank	1/15/2025	489
USD	6,449	EUR	6,095	Morgan Stanley	1/15/2025	132
USD	3,100	PLN	12,630	HSBC Bank	1/15/2025	43
USD	602	CZK	14,275	Citibank	1/15/2025	15
USD	674	CZK	16,104	UBS AG	1/15/2025	12

Capital World Bond Fund	37

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
HUF	788,520	EUR	1,905	Citibank	1/15/2025	$9
USD	374	PLN	1,512	Standard Chartered Bank	1/15/2025	8
USD	303	PLN	1,235	JPMorgan Chase	1/15/2025	5
USD	256	HUF	100,084	UBS AG	1/15/2025	4
HUF	3,571	USD	9	Citibank	1/15/2025	— [11]
HUF	237,789	USD	601	UBS AG	1/15/2025	(3)
THB	20,537	USD	603	UBS AG	1/15/2025	(6)
MXN	6,057	USD	298	Bank of America	1/15/2025	(9)
PLN	30,360	USD	7,451	HSBC Bank	1/15/2025	(104)
PLN	26,670	USD	6,595	Standard Chartered Bank	1/15/2025	(141)
EUR	8,810	USD	9,276	Citibank	1/15/2025	(144)
CZK	228,539	USD	9,623	Standard Chartered Bank	1/15/2025	(227)
THB	793,425	USD	23,379	Citibank	1/15/2025	(278)
MXN	226,980	USD	11,220	UBS AG	1/15/2025	(364)
MXN	591,930	USD	29,151	Bank of New York Mellon	1/15/2025	(842)
USD	74,341	GBP	58,300	HSBC Bank	1/16/2025	1,365
GBP	2,140	USD	2,730	Bank of America	1/16/2025	(51)
GBP	50,788	USD	64,763	HSBC Bank	1/16/2025	(1,190)
GBP	58,410	USD	74,511	Barclays Bank PLC	1/16/2025	(1,398)
JPY	13,605,347	EUR	85,983	UBS AG	1/16/2025	(2,487)
JPY	20,584,325	USD	138,032	Morgan Stanley	1/16/2025	(6,954)
USD	99,198	JPY	15,206,150	UBS AG	1/17/2025	2,355
USD	88,032	EUR	83,642	Morgan Stanley	1/17/2025	1,332
USD	36,129	CHF	31,580	UBS AG	1/17/2025	1,264
USD	70,127	EUR	66,800	Citibank	1/17/2025	884
USD	2,055	NOK	22,906	BNP Paribas	1/17/2025	43
USD	845	ZAR	15,274	Standard Chartered Bank	1/17/2025	37
USD	1,638	DKK	11,540	Standard Chartered Bank	1/17/2025	33
USD	420	ZAR	7,518	UBS AG	1/17/2025	22
USD	305	AUD	477	Standard Chartered Bank	1/17/2025	10
TRY	68,798	USD	1,907	Barclays Bank PLC	1/17/2025	5
TRY	10,361	USD	286	Standard Chartered Bank	1/17/2025	2
EUR	29,286	DKK	218,340	Standard Chartered Bank	1/17/2025	1
DKK	58,510	EUR	7,848	Standard Chartered Bank	1/17/2025	— [11]
NZD	575	USD	324	UBS AG	1/17/2025	(2)
ZAR	2,600	USD	146	Goldman Sachs	1/17/2025	(8)
ZAR	9,988	USD	552	Standard Chartered Bank	1/17/2025	(24)
NZD	4,555	USD	2,578	UBS AG	1/17/2025	(29)
MYR	25,000	USD	5,614	Standard Chartered Bank	1/17/2025	(31)
CAD	4,858	USD	3,428	JPMorgan Chase	1/17/2025	(46)
MYR	43,633	USD	9,798	Standard Chartered Bank	1/17/2025	(55)
NZD	5,391	USD	3,146	Standard Chartered Bank	1/17/2025	(129)
CAD	28,083	USD	19,886	Standard Chartered Bank	1/17/2025	(337)
CHF	23,080	USD	26,434	Standard Chartered Bank	1/17/2025	(952)
EUR	76,245	USD	80,247	Morgan Stanley	1/17/2025	(1,214)
CAD	133,621	USD	94,373	Morgan Stanley	1/17/2025	(1,356)
AUD	77,630	USD	49,611	Standard Chartered Bank	1/17/2025	(1,561)
JPY	12,312,802	USD	81,419	Morgan Stanley	1/17/2025	(3,003)
USD	655	ZAR	12,034	JPMorgan Chase	1/21/2025	19
USD	786	BRL	4,793	Citibank	1/21/2025	13
USD	593	PLN	2,446	Citibank	1/21/2025	1
USD	1,006	BRL	6,331	JPMorgan Chase	1/21/2025	(15)
CHF	32,640	USD	36,384	Morgan Stanley	1/22/2025	(327)
USD	129,852	EUR	123,816	BNP Paribas	1/23/2025	1,476
USD	34,790	GBP	27,395	Morgan Stanley	1/23/2025	502
USD	26,954	EUR	25,622	Morgan Stanley	1/23/2025	389
USD	4,589	NZD	8,024	Standard Chartered Bank	1/23/2025	100
USD	5,121	EUR	4,880	BNP Paribas	1/23/2025	61
USD	3,674	EUR	3,490	BNP Paribas	1/23/2025	56
USD	1,450	EUR	1,390	Citibank	1/23/2025	9
NZD	2,684	USD	1,519	UBS AG	1/23/2025	(17)
EUR	33,350	CAD	49,701	UBS AG	1/23/2025	(28)

38	Capital World Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	8,510	USD	8,925	BNP Paribas	1/23/2025	$(102)
SGD	9,030	USD	6,726	Standard Chartered Bank	1/23/2025	(107)
GBP	9,774	USD	12,413	Morgan Stanley	1/23/2025	(179)
EUR	341,978	USD	359,764	Morgan Stanley	1/23/2025	(5,194)
USD	35,159	AUD	55,197	HSBC Bank	1/24/2025	993
USD	6,464	NZD	11,200	HSBC Bank	1/24/2025	196
USD	241	ZAR	4,390	JPMorgan Chase	1/24/2025	9
USD	236	EUR	225	HSBC Bank	1/24/2025	3
USD	85	HUF	33,310	Citibank	1/24/2025	2
MXN	27	USD	1	UBS AG	1/24/2025	— [11]
MXN	12,284	USD	608	UBS AG	1/24/2025	(21)
ZAR	29,181	USD	1,602	JPMorgan Chase	1/24/2025	(59)
NZD	11,200	USD	6,339	UBS AG	1/24/2025	(72)
NOK	38,080	USD	3,428	UBS AG	1/24/2025	(83)
NZD	6,620	USD	3,821	HSBC Bank	1/24/2025	(116)
SEK	250,090	USD	22,866	Standard Chartered Bank	1/24/2025	(232)
HUF	13,495,645	USD	34,551	Citibank	1/24/2025	(616)
CNH	772,524	USD	106,168	Citibank	1/24/2025	(863)
EUR	146,041	USD	153,189	BNP Paribas	1/24/2025	(1,765)
USD	35,011	MXN	712,421	Morgan Stanley	1/27/2025	1,015
EUR	80,322	JPY	12,908,250	Goldman Sachs	1/27/2025	984
PLN	742	USD	182	Goldman Sachs	1/27/2025	(2)
THB	21,000	USD	613	Standard Chartered Bank	1/27/2025	(2)
JPY	28,066,870	USD	183,126	UBS AG	1/27/2025	(4,157)
USD	45,190	EUR	42,669	UBS AG	1/29/2025	939
USD	3,843	EUR	3,660	HSBC Bank	1/29/2025	48
USD	371	EUR	350	Barclays Bank PLC	1/29/2025	8
USD	223	EUR	210	Barclays Bank PLC	1/29/2025	5
EUR	20	USD	21	Citibank	1/29/2025	— [11]
EUR	50	USD	53	BNP Paribas	1/29/2025	(1)
EUR	110	USD	115	Citibank	1/29/2025	(1)
EUR	110	USD	116	BNP Paribas	1/29/2025	(2)
CAD	22,380	USD	16,165	HSBC Bank	2/10/2025	(572)
USD	28,318	JPY	4,195,000	HSBC Bank	3/6/2025	1,455
USD	27,863	JPY	4,148,488	UBS AG	3/10/2025	1,285
USD	7,447	JPY	1,125,808	Bank of America	3/10/2025	235
USD	82,280	NZD	142,500	Citibank	3/19/2025	2,480
USD	20,402	NOK	228,000	Citibank	3/19/2025	377
USD	31,615	GBP	25,000	Citibank	3/19/2025	336
USD	12,264	AUD	19,300	Citibank	3/19/2025	317
USD	31,000	CAD	44,222	UBS AG	3/19/2025	146
USD	3,279	JPY	500,000	Citibank	3/19/2025	72
USD	2,093	EUR	2,000	Citibank	3/19/2025	14
USD	2,922	EUR	2,800	Citibank	3/19/2025	11
TRY	75,000	USD	1,956	Citibank	3/19/2025	11
NZD	16,010	USD	9,018	UBS AG	3/19/2025	(52)
NZD	27,990	USD	15,854	UBS AG	3/19/2025	(180)
CNH	250,000	USD	34,404	Citibank	3/19/2025	(269)
CAD	52,537	USD	37,000	BNP Paribas	3/19/2025	(345)
EUR	89,400	USD	94,225	JPMorgan Chase	3/19/2025	(1,300)
USD	20,713	BRL	107,200	JPMorgan Chase	4/1/2025	3,623
						$(14,471)

Capital World Bond Fund	39

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.8189%	Annual	SOFR	Annual	8/25/2025	USD5,000	$17	$—	$17
4.8195%	Annual	SOFR	Annual	9/1/2025	9,100	32	—	32
SOFR	Annual	4.63358%	Annual	10/31/2025	955	(3)	—	(3)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK716,270	(29)	—	(29)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN124,260	(97)	—	(97)
4.8755%	Annual	SOFR	Annual	4/18/2026	USD11,500	104	—	104
4.659%	Annual	SOFR	Annual	5/17/2026	9,100	62	—	62
SOFR	Annual	4.5265%	Annual	6/18/2026	5,000	(27)	—	(27)
SOFR	Annual	4.528%	Annual	6/18/2026	5,000	(28)	—	(28)
SOFR	Annual	4.5335%	Annual	6/18/2026	10,000	(56)	—	(56)
4.134%	Annual	SONIA	Annual	8/23/2026	GBP41,370	(154)	—	(154)
1.753%	Annual	Euro STR	Annual	9/26/2026	EUR29,250	(19)	—	(19)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(285)	—	(285)
2.2283%	Annual	6-month EURIBOR	Semi-annual	11/14/2026	EUR42,990	(11)	—	(11)
9.145%	28-day	Overnight MXN-F-TIIE	28-day	11/20/2026	MXN35,650	(1)	—	(1)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	83	—	83
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	17	—	17
3.5175%	Annual	SOFR	Annual	8/15/2027	USD139,970	(1,923)	—	(1,923)
3.7428%	Annual	SONIA	Annual	10/3/2027	GBP11,150	(157)	—	(157)
SONIA	Annual	5.1013%	Annual	10/7/2027	1,650	(48)	—	(48)
8.905%	28-day	Overnight MXN-F-TIIE	28-day	11/19/2027	MXN31,050	(8)	—	(8)
2.0228%	Annual	6-month EURIBOR	Semi-annual	12/16/2027	EUR102,310	(169)	—	(169)
3.616%	Annual	SOFR	Annual	2/20/2028	USD3,900	(27)	—	(27)
3.624%	Annual	SOFR	Annual	2/20/2028	8,300	(57)	—	(57)
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(1,388)	(17)	(1,371)
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	7	—	7
8.845%	28-day	Overnight MXN-F-TIIE	28-day	11/17/2028	MXN39,450	(18)	—	(18)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP89,140	(500)	—	(500)
5.086%	Annual	6-month PLN-WIBOR	Semi-annual	7/12/2029	PLN35,830	29	—	29
6-month CZK-PRIBOR	Semi-annual	3.635%	Annual	7/12/2029	CZK205,915	8	—	8
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,700	(169)	—	(169)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD110,460	2,909	—	2,909
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(83)	—	(83)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(3)	—	(3)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(5)	—	(5)
4.0135%	Annual	SOFR	Annual	8/21/2033	840	(3)	—	(3)
SOFR	Annual	4.061%	Annual	8/24/2033	2,500	— [11]	—	— [11]
SOFR	Annual	3.9519%	Annual	8/25/2033	2,500	20	—	20
SOFR	Annual	3.8275%	Annual	9/1/2033	2,100	36	—	36
2.4485%	Annual	6-month EURIBOR	Semi-annual	11/11/2034	EUR40,000	285	—	285
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,650)	(44)	(2,606)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(99)	—	(99)
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(45)	—	(45)
SONIA	Annual	3.9322%	Annual	2/16/2054	22,700	1,417	—	1,417
SOFR	Annual	3.6765%	Annual	2/20/2054	USD664	31	—	31
SOFR	Annual	3.6815%	Annual	2/20/2054	500	23	—	23
SOFR	Annual	3.7205%	Annual	2/21/2054	436	17	—	17
6-month EURIBOR	Semi-annual	2.2417%	Annual	11/11/2054	EUR16,000	(277)	—	(277)
						$(3,242)	$(61)	$(3,181)

40	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL18,589	$(328)	$—	$(328)
13.87%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	200,000	(1,130)	—	(1,130)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	300,000	(3,119)	—	(3,119)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	300,000	(3,390)	—	(3,390)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(8,337)	—	(8,337)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	236,580	(5,752)	—	(5,752)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	353,760	(12,462)	—	(12,462)
							$(34,518)	$—	$(34,518)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD218,635	$(16,872)	$(16,139)	$(733)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[19] (000)	Value at 12/31/2024[20] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD564,434	$12,608	$12,843	$(235)
Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$204	$10	$—	$—	$(5)	$209	$9
Short-term securities 4.13%
Money market investments 4.13%
Capital Group Central Cash Fund 4.50% [18]	1,329,035	3,836,502	4,744,189	250	132	421,730	60,979
Total 4.13%				$250	$127	$421,939	$60,988
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	$11,609	$11,734	.11%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[1]	10/16/2024-12/4/2024	11,454	11,017.11
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	10,188	10,494.10
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,799	2,986.03

Capital World Bond Fund	41

Restricted securities2 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 4.00% 7/10/2030	10/25/2024-10/31/2024	$2,435	$2,350	.02%
McDonalds Corp. 4.00% 3/7/2030	11/14/2023	1,186	1,194.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025) [1,7]	6/23/2023	665	685.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,7]	10/22/2024	145	151	.00 [21]
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25% 11.645% 9/13/2029[4,8]	9/13/2023	531	544.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,8]	9/13/2023-12/13/2024	39	39	.00 [21]
Total		$42,051	$41,194	.40%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $41,194,000, which represented .40% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,010,848,000, which represented 9.90% of the net assets of the fund.

[7]	Value determined using significant unobservable inputs.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $18,859,000, which represented .18% of the net assets of the fund.

[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[11]	Amount less than one thousand.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $99,919,000, which represented .98% of the net assets of the fund.
[13]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[14]	Purchased on a TBA basis.
[15]	Security did not produce income during the last 12 months.
[16]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $532,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 12/31/2024.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[21]	Amount less than .01%.

42	Capital World Bond Fund

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
F-TIIE = Funding Equilibrium Interbank Interest Rate

G.O. = General Obligation
GBP = British pounds
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty

PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
STR = Short-Term Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
Refer to the notes to financial statements.

Capital World Bond Fund	43

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,430,871)	$9,753,437
Affiliated issuers (cost: $421,891)	421,939	$10,175,376
Cash		4,818
Cash collateral pledged for futures contracts		106
Cash denominated in currencies other than U.S. dollars (cost: $389)		409
Unrealized appreciation on open forward currency contracts		36,898
Unrealized appreciation on unfunded commitments*		— †
Receivables for:
Sales of investments	6,127
Sales of fund’s shares	11,651
Dividends and interest	110,144
Variation margin on futures contracts	2,772
Variation margin on centrally cleared swap contracts	999	131,693
		10,349,300
Liabilities:
Unrealized depreciation on open forward currency contracts		51,369
Bilateral swaps, at value		34,518
Options written, at value (premium received: $129)		537
Payables for:
Purchases of investments	31,175
Repurchases of fund’s shares	10,371
Investment advisory services	3,768
Services provided by related parties	1,273
Trustees’ deferred compensation	306
Variation margin on futures contracts	2,032
Variation margin on centrally cleared swap contracts	764
Non-U.S. taxes	1,361
Other	2,559	53,609
Commitments and contingencies*
Net assets at December 31, 2024		$10,209,267
Net assets consist of:
Capital paid in on shares of beneficial interest		$13,232,911
Total distributable earnings (accumulated loss)		(3,023,644)
Net assets at December 31, 2024		$10,209,267
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.
Refer to the notes to financial statements.

44	Capital World Bond Fund

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (653,760 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,161,195	202,316	$15.63
Class C	29,648	1,933	15.34
Class T	8	— *	15.58
Class F-1	68,099	4,369	15.59
Class F-2	635,258	40,740	15.59
Class F-3	1,519,399	97,353	15.61
Class 529-A	175,217	11,175	15.68
Class 529-C	3,592	232	15.50
Class 529-E	6,416	412	15.56
Class 529-T	10	1	15.59
Class 529-F-1	8	1	15.52
Class 529-F-2	31,724	2,031	15.62
Class 529-F-3	9	1	15.58
Class R-1	5,559	360	15.44
Class R-2	61,156	3,966	15.42
Class R-2E	4,932	316	15.58
Class R-3	77,325	4,957	15.60
Class R-4	54,755	3,507	15.61
Class R-5E	27,281	1,750	15.59
Class R-5	23,697	1,516	15.63
Class R-6	4,323,979	276,824	15.62
*
Amount less than one thousand.
Refer to the notes to financial statements.

Capital World Bond Fund	45

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $949)	$431,777
Dividends (includes $60,988 from affiliates)	61,029	$492,806
Fees and expenses*:
Investment advisory services	43,114
Distribution services	10,870
Transfer agent services	10,657
Administrative services	3,001
529 plan services	128
Reports to shareholders	597
Registration statement and prospectus	333
Trustees’ compensation	102
Auditing and legal	409
Custodian	788
Other	24
Total fees and expenses before waiver	70,023
Less waiver of fees and expenses:
Transfer agent services waiver	— †
Total fees and expenses after waiver		70,023
Net investment income		422,783
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $446):
Unaffiliated issuers	(200,770)
Affiliated issuers	250
Options purchased (futures style)	1,054
Options written	5,760
Futures contracts	42,698
Forward currency contracts	(41,429)
Swap contracts	(29,002)
Currency transactions	(6,015)	(227,454)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $887):
Unaffiliated issuers	(342,311)
Affiliated issuers	127
Options written	(410)
Futures contracts	(44,299)
Forward currency contracts	(55,147)
Swap contracts	(35,060)
Currency translations	(3,676)	(480,776)
Net realized gain (loss) and unrealized appreciation (depreciation)		(708,230)
Net increase (decrease) in net assets resulting from operations		$(285,447)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

46	Capital World Bond Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$422,783	$306,511
Net realized gain (loss)	(227,454)	(929,740)
Net unrealized appreciation (depreciation)	(480,776)	1,180,606
Net increase (decrease) in net assets resulting from operations	(285,447)	557,377
Distributions paid to shareholders:
Distributions	(321,719)	(9,947)
Return of capital	—	(253,932)
Total distributions paid and return of capital paid to shareholders	(321,719)	(263,879)
Net capital share transactions	1,219,959	(222,076)
Total increase (decrease) in net assets	612,793	71,422
Net assets:
Beginning of year	9,596,474	9,525,052
End of year	$10,209,267	$9,596,474
Refer to the notes to financial statements.

Capital World Bond Fund	47

Notes to financial statements
1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

48	Capital World Bond Fund

Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Capital World Bond Fund	49

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

50	Capital World Bond Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following pages present the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,788,197	$—	$1,788,197
Japanese yen	—	739,414	—	739,414
Chinese yuan renminbi	—	360,628	—	360,628
British pounds	—	339,041	—	339,041
Brazilian reais	—	177,582	—	177,582
Indonesian rupiah	—	166,645	—	166,645
Australian dollars	—	141,226	—	141,226
Canadian dollars	—	130,091	—	130,091
South Korean won	—	121,162	—	121,162
Mexican pesos	—	105,705	—	105,705
Indian rupees	—	62,623	—	62,623
Danish kroner	—	53,526	—	53,526
New Zealand dollars	—	37,102	—	37,102
Turkish lira	—	34,802	—	34,802
South African rand	—	23,899	—	23,899
Norwegian kroner	—	20,692	—	20,692
Polish zloty	—	20,163	—	20,163
Malaysian ringgits	—	16,603	—	16,603
Thai baht	—	12,443	—	12,443
Czech korunas	—	8,505	—	8,505
Colombian pesos	—	4,947	—	4,947
Romanian leu	—	4,484	—	4,484
Egyptian pounds	—	3,811	—	3,811
Hungarian forints	—	3,091	—	3,091
Kazakhstani tenge	—	914	—	914
Peruvian nuevos soles	—	895	—	895
Chilean pesos	—	525	—	525
Ukrainian hryvnia	—	97	—	97
U.S. dollars	—	5,123,729	5,281	5,129,010
Convertible bonds & notes	—	2,485	—	2,485
Preferred securities	—	—	488	488
Common stocks	532	—	1,597	2,129
Investment funds	209	—	—	209
Short-term securities	421,730	240,471	—	662,201
Options purchased on futures (equity style)	40	—	—	40
Options purchased on foreign currency (equity style)	—	1	—	1
Total	$422,511	$9,745,499	$7,366	$10,175,376

Capital World Bond Fund	51

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,447	$—	$—	$9,447
Unrealized appreciation on open forward currency contracts	—	36,898	—	36,898
Unrealized appreciation on centrally cleared interest rate swaps	—	5,097	—	5,097
Liabilities:
Value of options written	—	(537)	—	(537)
Unrealized depreciation on futures contracts	(22,539)	—	—	(22,539)
Unrealized depreciation on open forward currency contracts	—	(51,369)	—	(51,369)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8,278)	—	(8,278)
Unrealized depreciation on bilateral interest rate swaps	—	(34,518)	—	(34,518)
Unrealized depreciation on centrally cleared credit default swaps	—	(968)	—	(968)
Total	$(13,092)	$(53,675)	$—	$(66,767)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

52	Capital World Bond Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Capital World Bond Fund	53

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

54	Capital World Bond Fund

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of December 31, 2024, the fund’s maximum exposure of unfunded bond commitments was $306,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized appreciation of less than $1,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and changes in net assets.

Capital World Bond Fund	55

Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $1,818,091,000.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on foreign currencies while held was $53,396,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,946,124,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,332,299,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

56	Capital World Bond Fund

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,573,631,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $549,188,000.

Capital World Bond Fund	57

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$1	Investment securities	$—
Options purchased (equity style)	Interest	Investment securities	40	Investment securities	—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	537
Futures	Interest	Unrealized appreciation*	9,447	Unrealized depreciation*	22,539
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	36,898	Unrealized depreciation on open forward currency contracts	51,369
Swap (centrally cleared)	Interest	Unrealized appreciation*	5,097	Unrealized depreciation*	8,278
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	34,518
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	968
			$51,483		$118,209

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$(34)	Net unrealized appreciation (depreciation) on investments	$(115)
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	(69)	Net unrealized appreciation (depreciation) on investments	(51)
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	1,054	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	5,760	Net unrealized appreciation (depreciation) on options written	(410)
Futures	Interest	Net realized gain (loss) on futures contracts	42,698	Net unrealized appreciation (depreciation) on futures contracts	(44,299)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(41,429)	Net unrealized appreciation (depreciation) on forward currency contracts	(55,147)
Swap	Interest	Net realized gain (loss) on swap contracts	(21,290)	Net unrealized appreciation (depreciation) on swap contracts	(33,952)
Swap	Credit	Net realized gain (loss) on swap contracts	(7,712)	Net unrealized appreciation (depreciation) on swap contracts	(1,108)
			$(21,022)		$(135,082)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

58	Capital World Bond Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, options on foreign currencies and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts, options on foreign currencies and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$235	$ (235)	$ —	$ —	$ —
Bank of New York Mellon	43	(43)	—	—	—
Barclays Bank PLC	174	(174)	—	—	—
BNP Paribas	3,269	(2,728)	—	(499)	42
Citibank	6,031	(3,929)	—	(2,102)	—
Goldman Sachs	1,030	(1,030)	—	—	—
HSBC Bank	4,126	(2,212)	—	(1,810)	104
JPMorgan Chase	10,704	(1,534)	(9,170)	—	—
Morgan Stanley	4,759	(4,759)	—	—	—
Standard Chartered Bank	191	(191)	—	—	—
UBS AG	6,336	(6,336)	—	—	—
Total	$36,898	$ (23,171)	$ (9,170)	$ (4,411)	$146
Liabilities:
Bank of America	$9,507	$ (235)	$ (9,212)	$ —	$60
Bank of New York Mellon	842	(43)	(299)	—	500
Barclays Bank PLC	5,931	(174)	(5,734)	—	23
BNP Paribas	2,728	(2,728)	—	—	—
Citibank	3,929	(3,929)	—	—	—
Goldman Sachs	21,141	(1,030)	(18,316)	—	1,795
HSBC Bank	2,212	(2,212)	—	—	—
JPMorgan Chase	1,534	(1,534)	—	—	—
Morgan Stanley	20,122	(4,759)	(14,496)	—	867
Standard Chartered Bank	4,681	(191)	(3,941)	—	549
UBS AG	13,783	(6,336)	(6,539)	—	908
Total	$86,410	$ (23,171)	$ (58,537)	$ —	$4,702
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

Capital World Bond Fund	59

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended December 31, 2024, the fund reclassified $1,000 from capital paid in on shares of beneficial interest to total accumulated loss to align financial reporting with tax reporting.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$44,281
Capital loss carryforward*	(2,332,776)
Gross unrealized appreciation on investments	153,994
Gross unrealized depreciation on investments	(866,062)
Net unrealized appreciation (depreciation) on investments	(712,068)
Cost of investments	10,824,034
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

60	Capital World Bond Fund

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Return of capital	Total paid	Ordinary income	Return of capital	Total distributions paid
Class A	$97,545	$—	$97,545	$3,506	$89,508	$93,014
Class C	735	—	735	30	763	793
Class T	— †	—	— †	— †	— †	— †
Class F-1	2,113	—	2,113	83	2,111	2,194
Class F-2	22,509	—	22,509	865	22,083	22,948
Class F-3	50,684	—	50,684	1,580	40,342	41,922
Class 529-A	5,324	—	5,324	192	4,903	5,095
Class 529-C	89	—	89	4	91	95
Class 529-E	194	—	194	7	186	193
Class 529-T	— †	—	— †	— †	— †	— †
Class 529-F-1	— †	—	— †	— †	— †	— †
Class 529-F-2	1,052	—	1,052	35	888	923
Class 529-F-3	— †	—	— †	— †	— †	— †
Class R-1	132	—	132	4	105	109
Class R-2	1,511	—	1,511	51	1,312	1,363
Class R-2E	140	—	140	5	115	120
Class R-3	2,309	—	2,309	81	2,065	2,146
Class R-4	1,778	—	1,778	65	1,659	1,724
Class R-5E	898	—	898	27	702	729
Class R-5	839	—	839	31	780	811
Class R-6	133,867	—	133,867	3,381	86,319	89,700
Total	$321,719	$—	$321,719	$9,947	$253,932	$263,879
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.431% on the first $15 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the year ended December 31, 2024, the investment advisory services fees were $43,114,000, which were equivalent to an annualized rate of 0.431% of average daily net assets.

Capital World Bond Fund	61

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended December 31, 2024, AFS waived transfer agent services fees of  less than $1,000 for share class 529-F-1. AFS does not intend to recoup this waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

62	Capital World Bond Fund

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $128,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.
For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$8,700	$8,493	$1,020	Not applicable
Class C	332	83	10	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	183	237	23	Not applicable
Class F-2	Not applicable	804	207	Not applicable
Class F-3	Not applicable	17	441	Not applicable
Class 529-A	437	442	56	$104
Class 529-C	42	10	1	2
Class 529-E	36	8	2	4
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	34	10	18
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	55	6	2	Not applicable
Class R-2	482	224	19	Not applicable
Class R-2E	33	11	2	Not applicable
Class R-3	424	128	25	Not applicable
Class R-4	146	58	17	Not applicable
Class R-5E	Not applicable	42	8	Not applicable
Class R-5	Not applicable	15	8	Not applicable
Class R-6	Not applicable	45	1,150	Not applicable

Total class-specific expenses	$10,870	$10,657	$3,001	$128
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $102,000 in the fund’s statement of operations reflects $42,000 in current fees (either paid in cash or deferred) and a net increase of $60,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Capital World Bond Fund	63

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$248,938	15,400	$96,588	5,995	$(620,279)	(38,401)	$(274,753)	(17,006)
Class C	4,109	259	732	47	(13,584)	(856)	(8,743)	(550)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,545	220	2,068	129	(15,925)	(990)	(10,312)	(641)
Class F-2	140,945	8,734	22,215	1,382	(231,746)	(14,370)	(68,586)	(4,254)
Class F-3	411,153	25,457	50,457	3,137	(265,067)	(16,408)	196,543	12,186
Class 529-A	19,347	1,194	5,317	329	(39,824)	(2,453)	(15,160)	(930)
Class 529-C	1,207	75	89	6	(2,404)	(150)	(1,108)	(69)
Class 529-E	809	51	194	12	(2,040)	(127)	(1,037)	(64)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,846	426	1,051	65	(6,796)	(421)	1,101	70
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,077	68	132	8	(927)	(58)	282	18
Class R-2	11,406	714	1,510	95	(16,783)	(1,049)	(3,867)	(240)
Class R-2E	1,018	63	140	9	(1,678)	(105)	(520)	(33)
Class R-3	17,668	1,096	2,307	143	(29,108)	(1,809)	(9,133)	(570)
Class R-4	14,572	903	1,778	110	(20,318)	(1,262)	(3,968)	(249)
Class R-5E	6,315	390	898	56	(4,948)	(306)	2,265	140
Class R-5	5,198	321	838	52	(7,899)	(486)	(1,863)	(113)
Class R-6	1,569,370	97,962	133,868	8,318	(284,420)	(17,582)	1,418,818	88,698
Total net increase (decrease)	$2,463,523	153,333	$320,182	19,893	$(1,563,746)	(96,833)	$1,219,959	76,393
Refer to the end of the table for footnotes.

64	Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$217,629	13,490	$92,089	5,712	$(636,234)	(39,536)	$(326,516)	(20,334)
Class C	5,033	316	791	50	(18,615)	(1,175)	(12,791)	(809)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,925	119	2,145	133	(19,577)	(1,218)	(15,507)	(966)
Class F-2	161,698	10,042	22,658	1,408	(281,175)	(17,598)	(96,819)	(6,148)
Class F-3	351,983	21,726	41,674	2,588	(384,533)	(23,809)	9,124	505
Class 529-A	17,764	1,097	5,093	315	(43,083)	(2,661)	(20,226)	(1,249)
Class 529-C	1,274	80	94	6	(3,292)	(206)	(1,924)	(120)
Class 529-E	824	51	193	12	(1,939)	(121)	(922)	(58)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,132	383	922	57	(8,409)	(520)	(1,355)	(80)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,038	65	109	7	(1,258)	(79)	(111)	(7)
Class R-2	11,486	721	1,362	86	(16,221)	(1,019)	(3,373)	(212)
Class R-2E	1,268	80	119	7	(944)	(58)	443	29
Class R-3	17,443	1,086	2,143	133	(23,806)	(1,481)	(4,220)	(262)
Class R-4	9,316	579	1,722	107	(19,107)	(1,187)	(8,069)	(501)
Class R-5E	6,954	432	729	45	(5,066)	(314)	2,617	163
Class R-5	4,766	296	809	51	(10,605)	(655)	(5,030)	(308)
Class R-6	430,464	26,752	89,699	5,565	(257,560)	(15,978)	262,603	16,339
Total net increase (decrease)	$1,246,997	77,315	$262,351	16,282	$(1,731,424)	(107,615)	$(222,076)	(14,018)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $23,038,659,000 and $22,092,403,000, respectively, during the year ended December 31, 2024.

Capital World Bond Fund	65

Financial highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2024	$16.63	$.64	$(1.17)	$(.53 )	$(.47 )	$—	$—	$(.47 )	$15.63	(3.24)%	$3,161	.99%	.99%	3.93%
12/31/2023	16.12	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.63	5.81	3,647.99		.99	2.98
12/31/2022	19.92	.31	(3.79)	(3.48)	(.15 )	—	(.17 )	(.32 )	16.12	(17.51)	3,862.95		.95	1.83
12/31/2021	21.55	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.92	(5.17)	5,586.92		.92	1.50
12/31/2020	20.26	.34	1.64	1.98	(.40 )	(.29 )	—	(.69 )	21.55	9.90	5,999.93		.93	1.62
Class C:
12/31/2024	16.33	.51	(1.15)	(.64 )	(.35 )	—	—	(.35 )	15.34	(3.94)	30	1.70	1.70	3.21
12/31/2023	15.83	.35	.44	.79	(.01 )	—	(.28 )	(.29 )	16.33	5.06	40	1.71	1.71	2.24
12/31/2022	19.57	.18	(3.73)	(3.55)	(.09 )	—	(.10 )	(.19 )	15.83	(18.16)	52	1.69	1.69	1.08
12/31/2021	21.17	.16	(1.39)	(1.23)	(.25 )	(.12 )	—	(.37 )	19.57	(5.82)	87	1.65	1.65	.77
12/31/2020	19.91	.18	1.61	1.79	(.24 )	(.29 )	—	(.53 )	21.17	9.09	118	1.67	1.67	.90
Class T:
12/31/2024	16.59	.67	(1.17)	(.50 )	(.51 )	—	—	(.51 )	15.58	(3.05)[5]	— [6]	.72 [5]	.72 [5]	4.14 [5]
12/31/2023	16.09	.53	.44	.97	(.02 )	—	(.45 )	(.47 )	16.59	6.12 [5]	— [6]	.65 [5]	.65 [5]	3.26 [5]
12/31/2022	19.90	.35	(3.80)	(3.45)	(.17 )	—	(.19 )	(.36 )	16.09	(17.35)[5]	— [6]	.68 [5]	.68 [5]	2.06 [5]
12/31/2021	21.54	.35	(1.42)	(1.07)	(.45 )	(.12 )	—	(.57 )	19.90	(4.98)[5]	— [6]	.68 [5]	.68 [5]	1.71 [5]
12/31/2020	20.26	.38	1.64	2.02	(.45 )	(.29 )	—	(.74 )	21.54	10.13 [5]	— [6]	.68 [5]	.68 [5]	1.83 [5]
Class F-1:
12/31/2024	16.59	.62	(1.16)	(.54 )	(.46 )	—	—	(.46 )	15.59	(3.30)	68	1.04	1.04	3.87
12/31/2023	16.08	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.59	5.81	83	1.03	1.00	2.97
12/31/2022	19.87	.31	(3.78)	(3.47)	(.15 )	—	(.17 )	(.32 )	16.08	(17.53)	96.97		.97	1.80
12/31/2021	21.50	.30	(1.42)	(1.12)	(.39 )	(.12 )	—	(.51 )	19.87	(5.20)	141.94		.94	1.48
12/31/2020	20.21	.33	1.65	1.98	(.40 )	(.29 )	—	(.69 )	21.50	9.93	187.93		.93	1.62
Class F-2:
12/31/2024	16.60	.70	(1.18)	(.48 )	(.53 )	—	—	(.53 )	15.59	(2.92)	635.60		.60	4.31
12/31/2023	16.09	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.60	6.24	747.60		.60	3.37
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.20)	823.60		.60	2.17
12/31/2021	21.51	.38	(1.42)	(1.04)	(.47 )	(.12 )	—	(.59 )	19.88	(4.85)	1,274.59		.59	1.84
12/31/2020	20.23	.40	1.64	2.04	(.47 )	(.29 )	—	(.76 )	21.51	10.25	1,182.60		.60	1.95
Class F-3:
12/31/2024	16.61	.72	(1.17)	(.45 )	(.55 )	—	—	(.55 )	15.61	(2.75)	1,519.48		.48	4.44
12/31/2023	16.10	.56	.44	1.00	(.02 )	—	(.47 )	(.49 )	16.61	6.36	1,415.48		.48	3.50
12/31/2022	19.90	.40	(3.80)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.13)	1,363.48		.48	2.31
12/31/2021	21.53	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.90	(4.74)	1,307.48		.48	1.95
12/31/2020	20.24	.42	1.65	2.07	(.49 )	(.29 )	—	(.78 )	21.53	10.39	1,166.50		.50	2.07
Class 529-A:
12/31/2024	16.69	.63	(1.17)	(.54 )	(.47 )	—	—	(.47 )	15.68	(3.31)	175	1.01	1.01	3.91
12/31/2023	16.17	.48	.45	.93	(.02 )	—	(.39 )	(.41 )	16.69	5.83	202	1.01	1.01	2.96
12/31/2022	19.98	.31	(3.80)	(3.49)	(.15 )	—	(.17 )	(.32 )	16.17	(17.53)	216.98		.98	1.80
12/31/2021	21.61	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.98	(5.18)	297.94		.94	1.48
12/31/2020	20.32	.33	1.64	1.97	(.39 )	(.29 )	—	(.68 )	21.61	9.84	335.96		.96	1.59
Refer to the end of the table for footnotes.

66	Capital World Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2024	$16.50	$.51	$(1.17)	$(.66 )	$(.34 )	$—	$—	$(.34 )	$15.50	(4.02)%	$4	1.75%	1.75%	3.16%
12/31/2023	15.98	.35	.45	.80	(.01 )	—	(.27 )	(.28 )	16.50	5.04	5	1.78	1.78	2.17
12/31/2022	19.75	.17	(3.76)	(3.59)	(.08 )	—	(.10 )	(.18 )	15.98	(18.21)	7	1.74	1.74	1.02
12/31/2021	21.36	.15	(1.40)	(1.25)	(.24 )	(.12 )	—	(.36 )	19.75	(5.88)	12	1.69	1.69	.73
12/31/2020	20.07	.17	1.63	1.80	(.22 )	(.29 )	—	(.51 )	21.36	9.04	18	1.71	1.71	.86
Class 529-E:
12/31/2024	16.56	.61	(1.17)	(.56 )	(.44 )	—	—	(.44 )	15.56	(3.41)	6	1.14	1.14	3.78
12/31/2023	16.05	.45	.44	.89	(.01 )	—	(.37 )	(.38 )	16.56	5.67	8	1.15	1.15	2.82
12/31/2022	19.84	.28	(3.78)	(3.50)	(.14 )	—	(.15 )	(.29 )	16.05	(17.68)	9	1.12	1.12	1.65
12/31/2021	21.47	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.84	(5.36)	12	1.10	1.10	1.32
12/31/2020	20.18	.30	1.65	1.95	(.37 )	(.29 )	—	(.66 )	21.47	9.76	14	1.10	1.10	1.45
Class 529-T:
12/31/2024	16.60	.66	(1.17)	(.51 )	(.50 )	—	—	(.50 )	15.59	(3.10)[5]	— [6]	.78 [5]	.78 [5]	4.06 [5]
12/31/2023	16.10	.51	.44	.95	(.02 )	—	(.43 )	(.45 )	16.60	5.98 [5]	— [6]	.78 [5]	.78 [5]	3.15 [5]
12/31/2022	19.90	.35	(3.79)	(3.44)	(.17 )	—	(.19 )	(.36 )	16.10	(17.34)[5]	— [6]	.74 [5]	.74 [5]	2.02 [5]
12/31/2021	21.54	.34	(1.42)	(1.08)	(.44 )	(.12 )	—	(.56 )	19.90	(5.02)[5]	— [6]	.72 [5]	.72 [5]	1.67 [5]
12/31/2020	20.26	.37	1.64	2.01	(.44 )	(.29 )	—	(.73 )	21.54	10.07 [5]	— [6]	.73 [5]	.73 [5]	1.80 [5]
Class 529-F-1:
12/31/2024	16.53	.65	(1.16)	(.51 )	(.50 )	—	—	(.50 )	15.52	(3.16)[5]	— [6]	.84 [5]	.83 [5]	4.03 [5]
12/31/2023	16.03	.50	.45	.95	(.02 )	—	(.43 )	(.45 )	16.53	5.99 [5]	— [6]	.83 [5]	.80 [5]	3.12 [5]
12/31/2022	19.82	.34	(3.77)	(3.43)	(.17 )	—	(.19 )	(.36 )	16.03	(17.39)[5]	— [6]	.77 [5]	.77 [5]	1.97 [5]
12/31/2021	21.46	.34	(1.42)	(1.08)	(.44 )	(.12 )	—	(.56 )	19.82	(5.06)[5]	— [6]	.75 [5]	.75 [5]	1.64 [5]
12/31/2020	20.19	.38	1.63	2.01	(.45 )	(.29 )	—	(.74 )	21.46	10.08 [5]	— [6]	.73 [5]	.73 [5]	1.86 [5]
Class 529-F-2:
12/31/2024	16.62	.69	(1.16)	(.47 )	(.53 )	—	—	(.53 )	15.62	(2.91)	32.64		.64	4.28
12/31/2023	16.11	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.62	6.23	32.61		.61	3.37
12/31/2022	19.91	.37	(3.79)	(3.42)	(.18 )	—	(.20 )	(.38 )	16.11	(17.28)	33.62		.62	2.16
12/31/2021	21.55	.37	(1.43)	(1.06)	(.46 )	(.12 )	—	(.58 )	19.91	(4.89)	43.64		.64	1.78
12/31/2020[7,8]	21.00	.06	.87	.93	(.11 )	(.27 )	—	(.38 )	21.55	4.47 [9]	43	.11 [9]	.11 [9]	.28 [9]
Class 529-F-3:
12/31/2024	16.60	.70	(1.17)	(.47 )	(.55 )	—	—	(.55 )	15.58	(2.91)	— [6]	.53	.53	4.33
12/31/2023	16.10	.55	.44	.99	(.02 )	—	(.47 )	(.49 )	16.60	6.25	— [6]	.53	.53	3.39
12/31/2022	19.90	.38	(3.78)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.17)	— [6]	.53	.53	2.22
12/31/2021	21.54	.38	(1.42)	(1.04)	(.48 )	(.12 )	—	(.60 )	19.90	(4.85)	— [6]	.57	.55	1.84
12/31/2020[7,8]	21.00	.06	.87	.93	(.12 )	(.27 )	—	(.39 )	21.54	4.46 [9]	— [6]	.13 [9]	.09 [9]	.30 [9]
Class R-1:
12/31/2024	16.44	.54	(1.16)	(.62 )	(.38 )	—	—	(.38 )	15.44	(3.83)	6	1.57	1.57	3.35
12/31/2023	15.94	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.44	5.21	6	1.57	1.57	2.41
12/31/2022	19.70	.20	(3.74)	(3.54)	(.10 )	—	(.12 )	(.22 )	15.94	(18.02)	6	1.58	1.58	1.21
12/31/2021	21.32	.17	(1.41)	(1.24)	(.26 )	(.12 )	—	(.38 )	19.70	(5.81)	6	1.58	1.58	.84
12/31/2020	20.05	.19	1.63	1.82	(.26 )	(.29 )	—	(.55 )	21.32	9.14	8	1.65	1.65	.91
Refer to the end of the table for footnotes.

Capital World Bond Fund	67

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2024	$16.42	$.53	$(1.15)	$(.62 )	$(.38 )	$—	$—	$(.38 )	$15.42	(3.85)%	$61	1.58%	1.58%	3.33%
12/31/2023	15.92	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.42	5.22	69	1.58	1.58	2.40
12/31/2022	19.68	.20	(3.75)	(3.55)	(.10 )	—	(.11 )	(.21 )	15.92	(18.06)	70	1.60	1.60	1.18
12/31/2021	21.30	.17	(1.40)	(1.23)	(.27 )	(.12 )	—	(.39 )	19.68	(5.81)	94	1.58	1.58	.84
12/31/2020	20.03	.20	1.63	1.83	(.27 )	(.29 )	—	(.56 )	21.30	9.20	107	1.59	1.59	.96
Class R-2E:
12/31/2024	16.58	.58	(1.16)	(.58 )	(.42 )	—	—	(.42 )	15.58	(3.55)	5	1.29	1.29	3.62
12/31/2023	16.07	.43	.44	.87	(.01 )	—	(.35 )	(.36 )	16.58	5.52	6	1.29	1.29	2.71
12/31/2022	19.86	.25	(3.78)	(3.53)	(.12 )	—	(.14 )	(.26 )	16.07	(17.81)	5	1.30	1.30	1.48
12/31/2021	21.49	.23	(1.41)	(1.18)	(.33 )	(.12 )	—	(.45 )	19.86	(5.52)	7	1.29	1.29	1.13
12/31/2020	20.21	.26	1.63	1.89	(.32 )	(.29 )	—	(.61 )	21.49	9.47	8	1.32	1.32	1.24
Class R-3:
12/31/2024	16.60	.61	(1.16)	(.55 )	(.45 )	—	—	(.45 )	15.60	(3.39)	77	1.13	1.13	3.78
12/31/2023	16.09	.46	.43	.89	(.01 )	—	(.37 )	(.38 )	16.60	5.67	92	1.13	1.13	2.84
12/31/2022	19.88	.28	(3.79)	(3.51)	(.13 )	—	(.15 )	(.28 )	16.09	(17.66)	93	1.14	1.14	1.64
12/31/2021	21.51	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.88	(5.38)	128	1.13	1.13	1.29
12/31/2020	20.23	.29	1.64	1.93	(.36 )	(.29 )	—	(.65 )	21.51	9.64	146	1.15	1.15	1.41
Class R-4:
12/31/2024	16.62	.66	(1.17)	(.51 )	(.50 )	—	—	(.50 )	15.61	(3.15)	55.83		.83	4.08
12/31/2023	16.10	.50	.46	.96	(.02 )	—	(.42 )	(.44 )	16.62	6.05	62.83		.83	3.13
12/31/2022	19.90	.33	(3.79)	(3.46)	(.16 )	—	(.18 )	(.34 )	16.10	(17.43)	68.84		.84	1.94
12/31/2021	21.53	.33	(1.42)	(1.09)	(.42 )	(.12 )	—	(.54 )	19.90	(5.08)	92.83		.83	1.59
12/31/2020	20.25	.35	1.64	1.99	(.42 )	(.29 )	—	(.71 )	21.53	9.97	96.84		.84	1.71
Class R-5E:
12/31/2024	16.60	.69	(1.17)	(.48 )	(.53 )	—	—	(.53 )	15.59	(2.96)	27.64		.64	4.29
12/31/2023	16.09	.54	.44	.98	(.02 )	—	(.45 )	(.47 )	16.60	6.21	27.64		.64	3.36
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.23)	23.64		.64	2.15
12/31/2021	21.51	.37	(1.42)	(1.05)	(.46 )	(.12 )	—	(.58 )	19.88	(4.90)	25.63		.63	1.79
12/31/2020	20.23	.39	1.64	2.03	(.46 )	(.29 )	—	(.75 )	21.51	10.21	25.63		.63	1.89
Class R-5:
12/31/2024	16.64	.71	(1.18)	(.47 )	(.54 )	—	—	(.54 )	15.63	(2.86)	24.54		.54	4.37
12/31/2023	16.12	.55	.45	1.00	(.02 )	—	(.46 )	(.48 )	16.64	6.35	27.54		.54	3.41
12/31/2022	19.93	.38	(3.80)	(3.42)	(.18 )	—	(.21 )	(.39 )	16.12	(17.21)	31.54		.54	2.23
12/31/2021	21.56	.39	(1.42)	(1.03)	(.48 )	(.12 )	—	(.60 )	19.93	(4.79)	55.53		.53	1.89
12/31/2020	20.27	.42	1.64	2.06	(.48 )	(.29 )	—	(.77 )	21.56	10.33	56.54		.54	2.01
Class R-6:
12/31/2024	16.63	.72	(1.18)	(.46 )	(.55 )	—	—	(.55 )	15.62	(2.80)	4,324.49		.49	4.46
12/31/2023	16.11	.56	.45	1.01	(.02 )	—	(.47 )	(.49 )	16.63	6.42	3,128.48		.48	3.51
12/31/2022	19.92	.39	(3.80)	(3.41)	(.19 )	—	(.21 )	(.40 )	16.11	(17.17)	2,768.48		.48	2.26
12/31/2021	21.55	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.92	(4.74)	6,757.48		.48	1.95
12/31/2020	20.26	.43	1.64	2.07	(.49 )	(.29 )	—	(.78 )	21.55	10.40	5,316.48		.48	2.07
Refer to the end of the table for footnotes.

68	Capital World Bond Fund

Financial highlights (continued)

Portfolio turnover rate for all share classes[10,11]	Year ended December 31,
	2024	2023	2022	2021	2020
Excluding mortgage dollar roll transactions	60%	66%	73%	65%	100%
Including mortgage dollar roll transactions	251%	242%	150%	89%	143%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the periods shown, AFS waived a portion of transfer agent services fees for certain share classes. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for
Class 529-F-3 shares.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

Capital World Bond Fund	69

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Capital World Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Capital World Bond Fund (the “Fund”), including the investment portfolio, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

70	Capital World Bond Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Foreign taxes	$0.002 per share
Foreign source income	$0.39 per share
Qualified dividend income	$3,010,000
Section 163(j) interest dividends	$323,028,000
Corporate dividends received deduction	$29,000
U.S. government income that may be exempt from state taxation	$67,302,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

71

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

72	Capital World Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: March 07, 2025